UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-00653)

Exact name of registrant as specified in charter:	Putnam Income Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2019

Date of reporting period:	January 31, 2019

Item 1. Schedule of Investments:

Putnam Income Fund
The fund's portfolio
1/31/19 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (52.9%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (12.6%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 1/20/49	$1,186,195	$1,256,585
5.00%, with due dates from 6/15/40 to 1/20/49	26,526,332	27,805,768
4.70%, with due dates from 6/20/65 to 8/20/67	1,212,028	1,308,600
4.671%, 5/20/65	250,742	266,246
4.667%, 9/20/65	277,193	293,846
4.646%, 6/20/65	140,787	149,326
4.627%, 6/20/67	887,634	945,330
4.621%, 6/20/65	41,137	43,446
4.58%, 5/20/65	45,484	48,321
4.519%, 8/20/65	69,946	73,757
4.507%, 3/20/67	1,079,227	1,161,518
4.50%, TBA, 2/1/49	18,000,000	18,687,656
4.50%, with due dates from 5/20/44 to 6/20/65	20,674,132	21,579,915
4.485%, 5/20/65	71,580	75,327
4.48%, 5/20/65	923,103	975,498
4.404%, 6/20/65	26,025	27,523
4.321%, 5/20/67	329,134	345,590
4.00%, TBA, 2/1/49	31,000,000	31,896,092
4.00%, with due dates from 9/20/40 to 5/20/48	15,097,416	15,582,280
3.50%, TBA, 2/1/49	28,000,000	28,352,187
3.50%, with due dates from 11/15/42 to 1/20/48	50,878,849	51,624,242
3.00%, TBA, 2/1/49	5,000,000	4,962,110
3.00%, with due dates from 3/20/43 to 10/20/46	2,245,594	2,231,118

		209,692,281
U.S. Government Agency Mortgage Obligations (40.3%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
5.00%, 3/1/41	445,475	476,685
4.50%, with due dates from 7/1/44 to 3/1/45	1,361,361	1,429,934
4.00%, with due dates from 12/1/44 to 9/1/45	9,355,077	9,638,224
3.50%, with due dates from 4/1/42 to 11/1/47	17,728,343	17,880,590
3.00%, 10/1/46	3,256,186	3,204,076
2.50%, 4/1/43	698,511	669,841
Federal National Mortgage Association Pass-Through Certificates
6.00%, TBA, 2/1/49	2,000,000	2,152,812
6.00%, with due dates from 2/1/36 to 5/1/41	3,355,799	3,745,741
5.50%, with due dates from 1/1/33 to 2/1/35	565,040	614,486
5.00%, with due dates from 3/1/40 to 1/1/49	3,557,300	3,768,942
4.50%, TBA, 2/1/49	13,000,000	13,512,890
4.50%, with due dates from 7/1/44 to 11/1/48	8,451,202	8,828,542
4.00%, TBA, 2/1/49	98,000,000	100,342,807
4.00%, with due dates from 8/1/47 to 1/1/57	9,340,397	9,609,199
4.00%, 8/1/47(i)	7,021,809	7,201,167
4.00%, with due dates from 8/1/44 to 7/1/47	11,469,426	11,809,901
3.50%, TBA, 3/1/49	128,000,000	127,619,994
3.50%, TBA, 2/1/49	250,000,000	251,308,600
3.50%, with due dates from 6/1/31 to 9/1/57	41,364,261	41,637,972
3.00%, TBA, 2/1/49	31,000,000	30,457,500
3.00%, with due dates from 9/1/42 to 3/1/47	18,369,337	18,086,115
2.50%, 12/1/47	5,781,785	5,546,236

		669,542,254

Total U.S. government and agency mortgage obligations (cost $882,536,567)		$879,234,535

MORTGAGE-BACKED SECURITIES (36.4%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (15.7%)
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M1, (1 Month US LIBOR + 1.70%), 4.21%, 10/25/27 (Bermuda)	$2,827,821	$2,820,752
FRB Ser. 18-2A, Class M1B, (1 Month US LIBOR + 1.35%), 3.86%, 8/25/28 (Bermuda)	3,454,000	3,436,730
Eagle RE, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 4.21%, 11/25/28	5,100,000	5,077,688
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 15.697%, 4/15/37	593,045	859,317
IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR) + 24.42%), 15.221%, 5/15/35	81,404	109,298
IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 13.995%, 12/15/36	178,828	230,068
IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 12.333%, 3/15/35	416,900	525,045
IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 10.533%, 6/15/34	294,952	334,018
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 7.66%, 11/25/28	6,718,200	7,837,236
Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class M3, (1 Month US LIBOR + 4.15%), 6.656%, 1/25/25	6,261,298	6,693,954
Ser. 4132, Class IP, IO, 4.50%, 11/15/42	4,464,587	667,429
Ser. 4122, Class TI, IO, 4.50%, 10/15/42	1,936,774	391,625
Ser. 4018, Class DI, IO, 4.50%, 7/15/41	1,916,024	245,737
Ser. 3707, Class PI, IO, 4.50%, 7/15/25	629,777	28,267
Ser. 4546, Class TI, IO, 4.00%, 12/15/45	13,585,347	2,632,161
Ser. 4500, Class GI, IO, 4.00%, 8/15/45	10,681,135	2,172,543
IFB Ser. 4596, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.591%, 6/15/46	25,144,225	3,435,707
IFB Ser. 4077, Class HS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.591%, 7/15/42	18,283,413	2,643,599
Ser. 4165, Class AI, IO, 3.50%, 2/15/43	9,497,790	1,733,917
IFB Ser. 3852, Class NT, ((-1 x 1 Month US LIBOR) + 6.00%), 3.491%, 5/15/41	1,145,901	1,090,609
Ser. 4182, Class GI, IO, 3.00%, 1/15/43	13,772,387	834,458
Ser. 4141, Class PI, IO, 3.00%, 12/15/42	5,402,687	573,927
Ser. 4158, Class TI, IO, 3.00%, 12/15/42	13,349,467	1,242,168
Ser. 4176, Class DI, IO, 3.00%, 12/15/42	14,531,857	1,363,960
Ser. 4171, Class NI, IO, 3.00%, 6/15/42	8,507,343	787,525
Ser. 4183, Class MI, IO, 3.00%, 2/15/42	4,805,083	402,329
Ser. 4201, Class JI, IO, 3.00%, 12/15/41	13,589,145	1,067,872
Ser. 4206, Class IP, IO, 3.00%, 12/15/41	6,262,554	536,581
Ser. 4004, IO, 3.00%, 3/15/26	5,734,440	217,370
Ser. 315, PO, zero %, 9/15/43	13,071,675	10,528,477
Ser. 3835, Class FO, PO, zero %, 4/15/41	4,752,203	4,010,645
Ser. 3369, Class BO, PO, zero %, 9/15/37	10,227	8,512
Ser. 3391, PO, zero %, 4/15/37	91,653	77,279
Ser. 3300, PO, zero %, 2/15/37	127,559	107,525
Ser. 3206, Class EO, PO, zero %, 8/15/36	5,996	5,163
Ser. 3175, Class MO, PO, zero %, 6/15/36	22,308	18,695
Ser. 3210, PO, zero %, 5/15/36	16,819	15,472
Ser. 3326, Class WF, zero %, 10/15/35(WAC)	10,749	7,811
FRB Ser. 3117, Class AF, (1 Month US LIBOR + 0.00%), zero %, 2/15/36	14,218	10,735
Federal National Mortgage Association
IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 24.84%, 7/25/36	293,194	479,788
IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 15.363%, 3/25/36	292,352	429,529
IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US LIBOR) + 23.10%), 14.315%, 11/25/35	430,338	543,327
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 12.72%, 8/25/35	136,989	171,036
IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%), 12.341%, 12/25/35	309,638	384,867
IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 10.868%, 11/25/34	52,509	59,339
IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 7.88%, 5/25/40	563,874	637,047
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M1, (1 Month US LIBOR + 2.00%), 4.51%, 10/25/28	119,068	119,934
Ser. 17-87, Class IA, IO, 4.50%, 11/25/47	18,973,098	3,842,811
Ser. 15-3, Class BI, IO, 4.00%, 3/25/44	6,418,000	900,073
Ser. 12-124, Class UI, IO, 4.00%, 11/25/42	11,712,363	2,201,280
Ser. 12-118, Class PI, IO, 4.00%, 6/25/42	10,916,355	1,904,799
Ser. 12-62, Class EI, IO, 4.00%, 4/25/41	7,234,974	957,952
Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	6,575,035	850,819
IFB Ser. 14-87, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 3.74%, 1/25/45	24,268,072	3,511,347
IFB Ser. 18-94, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.59%, 1/25/49	19,643,129	3,149,049
IFB Ser. 19-3, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.587%, 2/25/49	38,298,000	5,433,720
Ser. 15-10, Class AI, IO, 3.50%, 8/25/43	13,393,152	2,395,300
Ser. 13-18, Class IN, IO, 3.50%, 3/25/43	4,706,190	635,703
Ser. 14-10, IO, 3.50%, 8/25/42	6,701,568	1,170,566
Ser. 12-128, Class QI, IO, 3.50%, 6/25/42	8,306,462	749,417
Ser. 12-101, Class PI, IO, 3.50%, 8/25/40	10,689,758	887,890
Ser. 14-20, Class IA, IO, 3.50%, 7/25/39	8,089,937	467,340
Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	4,346,622	446,050
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	6,188,286	616,186
Ser. 12-144, Class KI, IO, 3.00%, 11/25/42	8,954,824	817,190
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	4,106,474	271,311
Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	6,655,629	484,663
Ser. 13-35, Class PI, IO, 3.00%, 2/25/42	11,466,389	715,078
Ser. 13-67, Class IP, IO, 3.00%, 2/25/42	9,333,232	621,556
Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	3,126,883	162,754
Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	3,897,435	196,018
Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	12,948,221	1,090,901
FRB Ser. 01-50, Class B1, IO, 0.38%, 10/25/41(WAC)	322,558	1,386
FRB Ser. 05-W4, Class 1A, IO, 0.062%, 8/25/45(WAC)	91,021	110
Ser. 03-34, Class P1, PO, zero %, 4/25/43	137,971	114,516
Ser. 07-64, Class LO, PO, zero %, 7/25/37	17,654	15,835
Ser. 07-14, Class KO, PO, zero %, 3/25/37	101,177	83,909
Ser. 06-125, Class OX, PO, zero %, 1/25/37	11,442	9,632
Ser. 06-84, Class OT, PO, zero %, 9/25/36	10,437	8,940
Ser. 06-46, Class OC, PO, zero %, 6/25/36	8,219	6,801
FRB Ser. 02-W6, Class 1A, IO, zero %, 6/25/42(WAC)	512,563	85
Government National Mortgage Association
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39	10,440,903	2,032,739
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	549,304	74,804
Ser. 15-69, IO, 5.00%, 5/20/45	14,066,898	3,037,043
Ser. 14-76, IO, 5.00%, 5/20/44	5,451,783	1,176,611
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	2,542,159	557,890
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	101,079	7,327
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	1,721,925	373,162
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	15,150,790	3,318,129
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	7,065,608	1,597,181
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	1,708,399	209,672
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	4,165,432	584,785
Ser. 13-20, Class QI, IO, 4.50%, 12/16/42	9,970,815	1,537,791
Ser. 12-129, IO, 4.50%, 11/16/42	5,367,481	1,191,312
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	2,634,194	538,140
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	2,732,399	543,190
Ser. 13-34, Class PI, IO, 4.50%, 8/20/39	13,991,088	1,158,602
Ser. 14-71, Class BI, IO, 4.50%, 5/20/29	7,392,726	715,024
IFB Ser. 10-9, Class YD, IO, ((-1 x 1 Month US LIBOR) + 6.80%), 4.29%, 1/16/40	21,088,020	3,670,646
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	15,569,026	2,829,203
Ser. 15-94, IO, 4.00%, 7/20/45	669,785	136,404
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	3,060,656	434,883
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	15,494,178	3,150,369
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	5,001,467	940,126
Ser. 14-63, Class PI, IO, 4.00%, 7/20/43	7,537,011	1,028,139
Ser. 15-52, Class IE, IO, 4.00%, 1/16/43	10,091,113	1,543,716
Ser. 13-4, Class IC, IO, 4.00%, 9/20/42	141,018	26,927
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	5,556,659	1,066,850
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41	12,268,470	1,841,976
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39	3,563,544	274,427
Ser. 11-71, Class IK, IO, 4.00%, 4/16/39	6,735,437	492,463
Ser. 14-162, Class DI, IO, 4.00%, 11/20/38	6,077,051	219,963
Ser. 14-133, Class AI, IO, 4.00%, 10/20/36	7,763,206	509,068
IFB Ser. 12-149, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 3.697%, 12/20/42	24,649,580	3,782,232
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.647%, 9/20/43	1,966,471	296,740
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	7,447,498	1,158,309
Ser. 15-69, Class XI, IO, 3.50%, 5/20/45	13,223,106	1,405,696
Ser. 16-136, Class YI, IO, 3.50%, 3/20/45	12,884,882	1,642,822
Ser. 15-24, Class CI, IO, 3.50%, 2/20/45	54,187	9,592
Ser. 15-20, Class PI, IO, 3.50%, 2/20/45	8,474,325	1,458,211
Ser. 15-24, Class IA, IO, 3.50%, 2/20/45	8,728,289	1,098,263
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	3,753,600	540,181
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	3,249,452	533,105
Ser. 12-145, IO, 3.50%, 12/20/42	5,497,757	1,099,780
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	3,730,280	601,060
Ser. 12-136, IO, 3.50%, 11/20/42	13,686,831	2,402,308
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	18,113,223	3,264,014
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	19,006,345	1,754,476
Ser. 15-36, Class GI, IO, 3.50%, 6/16/41	7,919,015	758,483
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	6,287,604	576,733
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	13,274,016	1,443,549
Ser. 15-26, Class AI, IO, 3.50%, 5/20/39	26,244,495	1,919,129
Ser. 15-87, Class AI, IO, 3.50%, 12/20/38	12,078,588	872,022
Ser. 15-24, Class IC, IO, 3.50%, 11/20/37	8,685,325	732,008
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29	12,780,984	1,188,223
Ser. 14-141, Class CI, IO, 3.00%, 3/20/40	5,673,202	365,065
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37	13,757,402	1,102,298
Ser. 14-46, Class KI, IO, 3.00%, 6/20/36	3,503,598	202,424
Ser. 14-30, Class KI, IO, 3.00%, 2/16/29	5,265,481	403,046
Ser. 14-5, Class LI, IO, 3.00%, 1/16/29	5,439,675	426,204
Ser. 13-164, Class CI, IO, 3.00%, 11/16/28	10,636,811	879,473
Ser. 18-H02, Class EI, IO, 2.992%, 1/20/68(WAC)	16,855,611	2,275,507
Ser. 16-H23, Class NI, IO, 2.424%, 10/20/66(WAC)	42,549,274	4,748,499
Ser. 18-H05, Class AI, IO, 2.413%, 2/20/68(WAC)	21,207,236	2,849,722
Ser. 16-H24, Class JI, IO, 2.363%, 11/20/66(WAC)	16,149,559	1,958,134
Ser. 16-H27, Class BI, IO, 2.237%, 12/20/66(WAC)	13,016,492	1,500,802
Ser. 17-H08, Class NI, IO, 2.213%, 3/20/67(WAC)	15,319,774	1,786,286
Ser. 19-H02, Class DI, IO, 2.154%, 11/20/68(WAC)	25,628,000	3,267,570
Ser. 15-H25, Class CI, IO, 2.127%, 10/20/65(WAC)	23,094,074	2,096,942
FRB Ser. 15-H16, Class XI, IO, 2.115%, 7/20/65(WAC)	22,320,405	2,263,289
Ser. 16-H11, Class HI, IO, 2.087%, 1/20/66(WAC)	35,226,426	3,214,411
Ser. 15-H26, Class DI, IO, 2.082%, 10/20/65(WAC)	18,614,079	1,730,905
Ser. 17-H18, Class CI, IO, 2.03%, 9/20/67(WAC)	14,582,688	2,150,947
Ser. 18-H20, Class BI, IO, 2.026%, 6/20/68(WAC)	31,856,727	3,703,345
Ser. 15-H04, Class AI, IO, 2.021%, 12/20/64(WAC)	30,248,642	2,457,702
Ser. 17-H12, Class QI, IO, 2.012%, 5/20/67(WAC)	23,739,019	2,738,082
Ser. 15-H15, Class JI, IO, 1.942%, 6/20/65(WAC)	18,160,994	1,756,168
Ser. 17-H23, Class BI, IO, 1.864%, 11/20/67(WAC)	21,849,272	2,267,954
Ser. 18-H17, Class GI, IO, 1.857%, 10/20/68(WAC)	30,365,170	3,985,429
Ser. 15-H12, Class AI, IO, 1.84%, 5/20/65(WAC)	27,035,965	2,224,681
Ser. 15-H20, Class AI, IO, 1.815%, 8/20/65(WAC)	24,818,529	2,213,813
Ser. 15-H10, Class CI, IO, 1.797%, 4/20/65(WAC)	27,071,181	2,328,582
Ser. 15-H12, Class GI, IO, 1.78%, 5/20/65(WAC)	34,782,607	3,012,174
Ser. 17-H10, Class MI, IO, 1.72%, 4/20/67(WAC)	19,701,474	1,924,834
Ser. 15-H12, Class EI, IO, 1.686%, 4/20/65(WAC)	26,122,533	2,123,762
Ser. 15-H09, Class BI, IO, 1.679%, 3/20/65(WAC)	30,301,491	2,333,609
Ser. 15-H01, Class CI, IO, 1.62%, 12/20/64(WAC)	24,680,494	1,210,529
Ser. 15-H25, Class AI, IO, 1.596%, 9/20/65(WAC)	22,227,036	1,733,709
Ser. 15-H17, Class CI, IO, 1.582%, 6/20/65(WAC)	25,860,228	1,203,897
Ser. 15-H14, Class BI, IO, 1.562%, 5/20/65(WAC)	2,228,483	104,832
Ser. 15-H28, Class DI, IO, 1.533%, 8/20/65(WAC)	25,969,137	1,691,396
Ser. 14-H11, Class GI, IO, 1.454%, 6/20/64(WAC)	46,371,888	3,149,532
Ser. 14-H07, Class BI, IO, 1.45%, 5/20/64(WAC)	37,571,098	2,817,832
Ser. 17-H14, Class EI, IO, 1.445%, 6/20/67(WAC)	24,161,453	2,144,329
Ser. 10-H19, Class GI, IO, 1.405%, 8/20/60(WAC)	29,722,976	1,667,518
Ser. 16-H02, Class HI, IO, 1.333%, 1/20/66(WAC)	45,588,490	3,733,697
Ser. 16-H04, Class KI, IO, 1.203%, 2/20/66(WAC)	29,373,184	2,166,272
Ser. 18-H17, Class TI, IO, 1.173%, 10/20/68(WAC)	29,138,604	2,492,312
IFB Ser. 11-70, Class YI, IO, ((-1 x 1 Month US LIBOR) + 5.00%), 0.15%, 12/20/40	10,789,045	61,238
Ser. 10-151, Class KO, PO, zero %, 6/16/37	209,075	173,296
Ser. 06-36, Class OD, PO, zero %, 7/16/36	13,707	11,284
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 4.11%, 10/25/28 (Bermuda)	1,974,000	1,968,757

		260,305,645
Commercial mortgage-backed securities (12.0%)
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.368%, 1/15/49(WAC)	2,042,079	1,880
Banc of America Commercial Mortgage Trust 144A
FRB Ser. 04-4, Class XC, IO, 0.327%, 7/10/42(WAC)	77,235	1
FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51(WAC)	2,685,696	27
Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.442%, 11/10/41(WAC)	1,303,512	2,698
FRB Ser. 05-1, Class XW, IO, zero %, 11/10/42(WAC)	21,621,963	216
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.467%, 1/12/45(WAC)	4,551,000	4,095,900
FRB Ser. 04-PR3I, Class X1, IO, zero %, 2/11/41(WAC)	39,482	—
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.279%, 3/11/39(WAC)	5,480,608	3,890,410
FRB Ser. 06-PW14, Class X1, IO, 0.337%, 12/11/38(WAC)	432,515	4,438
CD Commercial Mortgage Trust FRB Ser. 16-CD1, Class XA, IO, 1.424%, 8/10/49(WAC)	23,732,749	1,977,175
CD Commercial Mortgage Trust 144A FRB Ser. 07-CD4, Class XW, IO, 0.795%, 12/11/49(WAC)	147,774	15
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.756%, 12/15/47(WAC)	601,000	624,866
FRB Ser. 11-C2, Class E, 5.756%, 12/15/47(WAC)	3,258,000	3,204,540
Citigroup Commercial Mortgage Trust
FRB Ser. 14-GC19, Class XA, IO, 1.161%, 3/10/47(WAC)	84,835,877	4,149,662
FRB Ser. 13-GC17, Class XA, IO, 1.048%, 11/10/46(WAC)	30,946,696	1,301,596
Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5, Class XC, IO, 0.507%, 10/15/49(WAC)	10,018,865	100
COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.738%, 5/10/47(WAC)	1,619,000	1,624,170
FRB Ser. 14-CR18, Class C, 4.731%, 7/15/47(WAC)	889,000	898,302
Ser. 13-CR11, Class AM, 4.715%, 8/10/50(WAC)	949,000	1,000,996
FRB Ser. 14-UBS6, Class C, 4.465%, 12/10/47(WAC)	1,113,000	1,092,956
FRB Ser. 14-LC15, Class XA, IO, 1.254%, 4/10/47(WAC)	93,712,942	3,604,247
FRB Ser. 14-UBS4, Class XA, IO, 1.177%, 8/10/47(WAC)	31,269,473	1,350,359
FRB Ser. 14-CR19, Class XA, IO, 1.172%, 8/10/47(WAC)	41,682,634	1,571,793
FRB Ser. 13-LC13, Class XA, IO, 1.162%, 8/10/46(WAC)	39,386,120	1,536,059
FRB Ser. 14-CR18, Class XA, IO, 1.146%, 7/15/47(WAC)	57,884,903	2,065,333
FRB Ser. 14-CR17, Class XA, IO, 1.06%, 5/10/47(WAC)	48,876,912	2,098,090
FRB Ser. 15-CR23, Class XA, IO, 0.954%, 5/10/48(WAC)	37,474,262	1,416,473
FRB Ser. 14-UBS6, Class XA, IO, 0.953%, 12/10/47(WAC)	53,681,941	2,099,608
FRB Ser. 14-LC17, Class XA, IO, 0.892%, 10/10/47(WAC)	27,897,825	759,323
COMM Mortgage Trust 144A
Ser. 12-LC4, Class E, 4.25%, 12/10/44	1,918,000	1,588,526
Ser. 15-LC19, Class D, 2.867%, 2/10/48	2,772,000	2,372,472
FRB Ser. 12-LC4, Class XA, IO, 2.107%, 12/10/44(WAC)	20,095,725	1,019,516
FRB Ser. 06-C8, Class XS, IO, 0.526%, 12/10/46(WAC)	2,754,347	28
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 07-C4, Class C, 6.274%, 9/15/39(WAC)	262,003	262,003
FRB Ser. 08-C1, Class AJ, 5.803%, 2/15/41(WAC)	9,821,289	6,597,942
FRB Ser. 07-C2, Class AX, IO, 0.063%, 1/15/49(WAC)	8,667,283	87
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 2.01%, 5/15/38(WAC)	723,009	6,383
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.796%, 4/15/50(WAC)	2,963,000	2,635,355
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.338%, 8/10/44(WAC)	2,143,500	2,206,082
GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.191%, 12/10/49(WAC)	22,179,057	17,419
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 4.996%, 1/10/47(WAC)	1,273,000	1,259,761
FRB Ser. 13-GC10, Class XA, IO, 1.517%, 2/10/46(WAC)	66,602,274	3,781,677
FRB Ser. 13-GC12, Class XA, IO, 1.435%, 6/10/46(WAC)	31,790,939	1,558,296
FRB Ser. 14-GC18, Class XA, IO, 1.039%, 1/10/47(WAC)	41,236,930	1,731,951
FRB Ser. 14-GC22, Class XA, IO, 0.99%, 6/10/47(WAC)	63,873,534	2,376,095
GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.652%, 1/10/45(WAC)	1,590,376	1,563,753
FRB Ser. 13-GC10, Class E, 4.397%, 2/10/46(WAC)	3,347,000	2,681,349
JPMBB Commercial Mortgage Securities Trust FRB Ser. 14-C25, Class XA, IO, 0.94%, 11/15/47(WAC)	33,223,008	1,214,534
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.566%, 8/15/46(WAC)	4,371,000	3,593,928
FRB Ser. C14, Class D, 4.566%, 8/15/46(WAC)	6,516,000	5,946,181
FRB Ser. 14-C25, Class D, 3.944%, 11/15/47(WAC)	5,849,000	4,929,625
Ser. 14-C23, Class E, 3.364%, 9/15/47(WAC)	2,623,000	1,940,417
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	4,818,000	3,064,320
JPMorgan Chase Commercial Mortgage Securities Corp. FRB Ser. 12-LC9, Class XA, IO, 1.52%, 12/15/47(WAC)	37,487,556	1,869,879
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 16-JP2, Class XA, IO, 1.842%, 8/15/49(WAC)	18,092,427	1,925,686
FRB Ser. 13-LC11, Class XA, IO, 1.27%, 4/15/46(WAC)	45,699,007	2,056,455
FRB Ser. 13-C10, Class XA, IO, 1.002%, 12/15/47(WAC)	69,529,741	2,280,576
FRB Ser. 13-C16, Class XA, IO, 0.946%, 12/15/46(WAC)	44,372,422	1,658,459
FRB Ser. 07-LDPX, Class X, IO, 0.287%, 1/15/49(WAC)	8,336,936	83
FRB Ser. 06-LDP8, Class X, IO, 0.285%, 5/15/45(WAC)	1,028,562	1,254
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.297%, 2/12/51(WAC)	387,749	387,749
FRB Ser. 11-C3, Class F, 5.66%, 2/15/46(WAC)	4,436,000	4,342,729
FRB Ser. 12-C6, Class E, 5.14%, 5/15/45(WAC)	3,917,000	3,519,914
FRB Ser. 13-C16, Class D, 5.028%, 12/15/46(WAC)	641,000	649,814
FRB Ser. 12-C8, Class D, 4.652%, 10/15/45(WAC)	2,931,000	2,850,526
FRB Ser. 12-C8, Class E, 4.652%, 10/15/45(WAC)	678,000	648,244
FRB Ser. 12-LC9, Class D, 4.383%, 12/15/47(WAC)	621,000	618,863
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	2,038,000	1,598,990
FRB Ser. 05-CB12, Class X1, IO, 0.372%, 9/12/37(WAC)	936,166	4,293
FRB Ser. 06-LDP6, Class X1, IO, zero %, 4/15/43(WAC)	657,543	7
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO, 0.198%, 2/15/40(WAC)	179,765	37
LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 05-C5, Class XCL, IO, 0.506%, 9/15/40(WAC)	4,376,435	20,467
FRB Ser. 05-C7, Class XCL, IO, 0.317%, 11/15/40(WAC)	2,223,960	3,774
FRB Ser. 07-C2, Class XCL, IO, 0.198%, 2/15/40(WAC)	3,981,877	826
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.128%, 4/20/48(WAC)	3,057,000	2,764,078
Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.905%, 8/12/39(WAC)	297,645	3
FRB Ser. 05-MCP1, Class XC, IO, 0.001%, 6/12/43(WAC)	878,866	24
Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 7.137%, 5/15/44(WAC)	9,830	1,191
FRB Ser. 06-C4, Class X, IO, 6.641%, 7/15/45(WAC)	187,283	5,540
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C7, Class XA, IO, 1.346%, 2/15/46(WAC)	53,403,428	2,323,850
FRB Ser. 15-C26, Class XA, IO, 1.036%, 10/15/48(WAC)	38,248,564	2,020,002
FRB Ser. 13-C12, Class XA, IO, 0.617%, 10/15/46(WAC)	115,710,927	2,757,750
Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 14-C17, Class D, 4.703%, 8/15/47(WAC)	755,000	693,396
FRB Ser. 13-C11, Class D, 4.337%, 8/15/46(WAC)	5,438,000	4,395,427
FRB Ser. 13-C11, Class F, 4.337%, 8/15/46(WAC)	6,212,000	2,232,531
FRB Ser. 13-C10, Class E, 4.082%, 7/15/46(WAC)	5,447,000	4,486,084
Ser. 14-C17, Class E, 3.50%, 8/15/47	2,709,000	1,966,089
Ser. 14-C18, Class D, 3.389%, 10/15/47	4,035,000	3,148,914
Morgan Stanley Capital I Trust FRB Ser. 16-BNK2, Class XA, IO, 1.093%, 11/15/49(WAC)	27,821,117	1,909,363
Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class F, 6.288%, 1/11/43(WAC)	1,812,279	1,795,606
FRB Ser. 12-C4, Class E, 5.42%, 3/15/45(WAC)	1,406,000	1,181,167
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38	1,661,295	130,300
UBS Commercial Mortgage Trust FRB Ser. 17-C7, Class XA, IO, 1.069%, 12/15/50(WAC)	34,497,437	2,375,162
UBS Commercial Mortgage Trust 144A FRB Ser. 12-C1, Class XA, IO, 2.066%, 5/10/45(WAC)	12,482,074	662,004
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 4.892%, 5/10/63(WAC)	2,565,000	1,818,908
Ser. 13-C6, Class E, 3.50%, 4/10/46	3,489,000	2,578,043
FRB Ser. 12-C4, Class XA, IO, 1.639%, 12/10/45(WAC)	44,312,065	2,142,785
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.384%, 6/15/45(WAC)	17,388	17,667
FRB Ser. 06-C29, IO, 0.395%, 11/15/48(WAC)	5,740,723	230
FRB Ser. 07-C34, IO, 0.119%, 5/15/46(WAC)	2,405,718	842
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C21, Class E, 5.235%, 10/15/44(WAC)	4,945,000	4,708,975
FRB Ser. 06-C26, Class XC, IO, 0.045%, 6/15/45(WAC)	16,546	3
Wells Fargo Commercial Mortgage Trust FRB Ser. 14-LC16, Class XA, IO, 1.33%, 8/15/50(WAC)	82,321,145	3,375,167
WF-RBS Commercial Mortgage Trust
FRB Ser. 14-C22, Class XA, IO, 0.846%, 9/15/57(WAC)	35,799,042	1,265,067
FRB Ser. 13-C14, Class XA, IO, 0.739%, 6/15/46(WAC)	97,136,172	2,525,540
FRB Ser. 14-C23, Class XA, IO, 0.62%, 10/15/57(WAC)	68,531,680	1,941,541
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.652%, 2/15/44(WAC)	2,534,438	2,549,006
Ser. 11-C4, Class E, 5.231%, 6/15/44(WAC)	3,023,768	2,896,839
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)	6,151,000	4,509,274
Ser. 11-C3, Class E, 5.00%, 3/15/44(WAC)	1,601,000	858,011
FRB Ser. 12-C7, Class D, 4.821%, 6/15/45(WAC)	4,142,000	3,877,740
FRB Ser. 12-C10, Class D, 4.441%, 12/15/45(WAC)	1,834,000	1,616,786
FRB Ser. 12-C10, Class E, 4.441%, 12/15/45(WAC)	3,645,000	2,369,250
Ser. 13-C12, Class E, 3.50%, 3/15/48	893,000	708,865
FRB Ser. 12-C9, Class XA, IO, 1.883%, 11/15/45(WAC)	59,284,460	3,468,141
FRB Ser. 11-C5, Class XA, IO, 1.735%, 11/15/44(WAC)	32,075,380	1,154,521
FRB Ser. 12-C10, Class XA, IO, 1.564%, 12/15/45(WAC)	42,425,492	2,045,588
FRB Ser. 13-C11, Class XA, IO, 1.209%, 3/15/45(WAC)	22,861,823	900,324

		199,335,152
Residential mortgage-backed securities (non-agency) (8.7%)
BCAP, LLC Trust 144A FRB Ser. 15-RR5, Class 2A2, 3.227%, 1/26/46(WAC)	8,733,000	8,498,143
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M2, (1 Month US LIBOR + 3.35%), 5.86%, 10/25/27 (Bermuda)	11,470,000	11,728,075
FRB Ser. 18-2A, Class M1C, (1 Month US LIBOR + 1.60%), 4.11%, 8/25/28 (Bermuda)	1,080,000	1,077,300
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 04-3A, Class A2, (1 Month US LIBOR + 0.30%), 2.81%, 8/25/35	1,594,231	1,576,057
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (1 Month US LIBOR + 6.35%), 8.856%, 9/25/28	10,997,870	13,169,818
FRB Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 7.51%, 12/25/28	4,290,000	4,905,303
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, (1 Month US LIBOR + 3.85%), 6.36%, 3/25/29	5,825,000	6,457,025
Structured Agency Credit Risk Debt FRN Ser. 14-DN2, Class M3, (1 Month US LIBOR + 3.60%), 6.11%, 4/25/24	2,690,000	2,904,109
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class M2, (1 Month US LIBOR + 3.25%), 5.76%, 7/25/29	2,163,000	2,319,431
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2, (1 Month US LIBOR + 2.50%), 5.01%, 3/25/30	2,650,000	2,702,033
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 4.806%, 9/25/30	4,580,000	4,514,425
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Debt FRN Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 6.21%, 12/25/30	4,750,000	4,467,825
Structured Agency Credit Risk Trust FRN Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 5.16%, 1/25/49	2,000,000	2,004,992
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 8.41%, 10/25/28	14,237,524	16,059,895
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 7.81%, 10/25/28	14,843,000	17,265,222
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 6.96%, 1/25/29	3,641,000	3,974,243
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (1 Month US LIBOR + 4.35%), 6.86%, 5/25/29	260,000	283,734
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 6.76%, 4/25/29	556,000	618,836
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 6.06%, 7/25/29	268,000	288,864
FRB Ser. 17-C04, Class 2M2, (1 Month US LIBOR + 2.85%), 5.36%, 11/25/29	2,000,000	2,073,587
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 5.31%, 2/25/30	900,000	918,739
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2M2, (1 Month US LIBOR + 2.55%), 5.06%, 12/25/30	4,989,700	5,021,067
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2, (1 Month US LIBOR + 2.35%), 4.86%, 1/25/31	3,000,000	2,993,037
Connecticut Avenue Securities FRB Ser. 18-C06, Class 1M2, (1 Month US LIBOR + 2.00%), 4.51%, 3/25/31	1,425,000	1,406,252
FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)	134,710	13
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 3.332%, 8/26/47(WAC)	4,746,000	4,636,163
NovaStar Mortgage Funding Trust FRB Ser. 04-2, Class M4, (1 Month US LIBOR + 1.80%), 4.31%, 9/25/34	1,811,120	1,787,103
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class M2, (1 Month US LIBOR + 4.00%), 6.51%, 4/25/27 (Bermuda)	1,172,000	1,192,510
Radnor Re, Ltd. 144A FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 2.70%), 5.21%, 3/25/28 (Bermuda)	1,500,000	1,488,750
Structured Asset Investment Loan Trust FRB Ser. 04-10, Class A10, (1 Month US LIBOR + 0.90%), 3.41%, 11/25/34	1,686,771	1,681,782
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR1, Class A2B, (1 Month US LIBOR + 0.80%), 3.31%, 1/25/45	1,166,747	1,110,448
FRB Ser. 05-AR11, Class A1C3, (1 Month US LIBOR + 0.51%), 3.02%, 8/25/45	2,494,483	2,396,106
FRB Ser. 05-AR13, Class A1C4, (1 Month US LIBOR + 0.43%), 2.94%, 10/25/45	8,814,256	8,365,826
FRB Ser. 05-AR17, Class A1B2, (1 Month US LIBOR + 0.41%), 2.92%, 12/25/45	3,352,522	3,182,214
FRB Ser. 05-AR2, Class 2A1B, (1 Month US LIBOR + 0.37%), 2.88%, 1/25/45	1,135,039	1,110,635
FRB Ser. 05-AR17, Class A1B3, (1 Month US LIBOR + 0.35%), 2.86%, 12/25/45	997,482	934,961

		145,114,523

Total mortgage-backed securities (cost $637,106,273)		$604,755,320

CORPORATE BONDS AND NOTES (25.2%)(a)
	Principal amount	Value
Basic materials (1.4%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 5.875%, 6/15/21 (Germany)	$340,000	$355,241
Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)	455,000	464,682
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	4,860,000	4,801,226
Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)	327,000	316,207
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	2,378,000	2,413,432
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	1,585,000	1,521,600
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	2,135,000	2,203,614
International Paper Co. sr. unsec. notes 8.70%, 6/15/38	382,000	514,579
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	1,543,000	1,473,454
Southern Copper Corp. sr. unsec. unsub. notes 5.375%, 4/16/20 (Peru)	200,000	205,550
Westlake Chemical Corp. company guaranty sr. unsec. unsub. bonds 4.375%, 11/15/47	847,000	711,158
Westlake Chemical Corp. company guaranty sr. unsec. unsub. notes 3.60%, 8/15/26	2,725,000	2,552,272
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	3,316,000	4,238,372
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	354,000	444,411
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	769,000	948,492

		23,164,290
Capital goods (1.1%)
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	1,465,000	1,338,100
L3 Technologies, Inc. company guaranty sr. unsec. bonds 3.85%, 12/15/26	2,786,000	2,746,184
L3 Technologies, Inc. company guaranty sr. unsec. notes 4.40%, 6/15/28	1,988,000	2,038,361
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	4,110,000	3,976,978
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	3,205,000	3,201,827
Republic Services, Inc. sr. unsec. notes 3.95%, 5/15/28	3,920,000	3,973,238
ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.50%, 4/29/22	713,000	715,287

		17,989,975
Communication services (1.9%)
American Tower Corp. sr. unsec. unsub. bonds 3.55%, 7/15/27(R)	2,284,000	2,178,973
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	4,566,000	4,531,084
CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849%, 4/15/23	427,000	428,695
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	2,253,000	2,424,920
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	1,006,000	1,034,212
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47	1,636,000	1,556,696
Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455%, 11/15/22	1,100,000	1,348,405
Comcast Corp. company guaranty sr. unsec. unsub. bonds 4.049%, 11/1/52	711,000	660,542
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	514,000	476,174
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	388,000	474,200
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	2,209,000	2,100,433
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	2,616,000	2,551,780
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	1,777,000	1,708,555
Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)	403,000	417,761
Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47(R)	1,073,000	1,016,819
Crown Castle International Corp. sr. unsec. notes 3.15%, 7/15/23(R)	285,000	278,410
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	236,000	233,140
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21	666,188	662,523
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)	2,623,000	2,452,292
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	1,325,000	1,370,801
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	1,052,000	1,054,630
Vodafone Group PLC sr. unsec. unsub. notes 4.375%, 5/30/28 (United Kingdom)	3,110,000	3,096,966

		32,058,011
Consumer cyclicals (3.1%)
21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.75%, 1/20/24	482,000	574,640
21st Century Fox America, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 9/15/44	65,000	71,030
21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7.75%, 12/1/45	2,603,000	3,841,402
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	4,031,000	3,825,072
Amazon.com, Inc. sr. unsec. notes 4.05%, 8/22/47	1,364,000	1,389,023
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	1,187,000	1,175,398
CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27	1,408,000	1,276,750
CBS Corp. company guaranty sr. unsec. unsub. notes 4.60%, 1/15/45	1,786,000	1,649,069
CBS Corp. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26	313,000	309,329
Ecolab, Inc. sr. unsec. unsub. notes 3.25%, 12/1/27	5,145,000	5,062,356
Fox Corp. 144A company guaranty sr. unsec. notes 4.03%, 1/25/24	1,815,000	1,851,399
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	625,000	575,801
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	520,000	498,167
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	910,000	862,274
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. sub. notes 4.25%, 9/1/24	677,000	663,325
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27	3,252,000	3,214,765
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)	1,105,000	1,088,425
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	3,445,000	3,440,694
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)	750,000	714,375
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	5,475,000	5,532,094
Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27	4,002,000	3,700,223
NVR, Inc. sr. unsec. notes 3.95%, 9/15/22	223,000	226,986
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	764,000	742,020
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	613,000	612,050
QVC, Inc. company guaranty sr. sub. notes 4.45%, 2/15/25	524,000	502,564
S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26	1,032,000	1,074,657
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	4,014,000	3,878,528
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	1,946,000	1,819,510
Warner Media, LLC company guaranty sr. unsec. unsub. bonds 3.80%, 2/15/27	336,000	327,750
Warner Media, LLC company guaranty sr. unsec. unsub. bonds 2.95%, 7/15/26	427,000	394,522

		50,894,198
Consumer staples (1.5%)
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 3.65%, 2/1/26	262,000	257,416
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.95%, 1/15/42	318,000	309,191
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	4,175,000	3,966,250
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	47,487	50,819
CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32	948,833	1,108,486
Diageo Investment Corp. company guaranty sr. unsec. notes 8.00%, 9/15/22	203,000	235,934
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45	1,451,000	1,365,513
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	859,000	1,061,589
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	1,393,000	1,503,330
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24	289,000	288,194
Keurig Dr Pepper, Inc. 144A company guaranty sr. unsec. notes 4.597%, 5/25/28	4,535,000	4,635,564
Keurig Dr Pepper, Inc. 144A company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	718,000	729,256
Kraft Heinz Co. (The) company guaranty sr. unsec. bonds 4.375%, 6/1/46	4,897,000	4,218,870
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	2,071,000	2,053,397
Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26	1,462,000	1,404,946
Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26	1,968,000	1,893,132

		25,081,887
Energy (2.3%)
BP Capital Markets America, Inc. company guaranty sr. unsec. unsub. notes 3.937%, 9/21/28	5,751,000	5,890,308
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	1,543,000	1,558,430
Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27	3,051,000	2,960,125
Energy Transfer Operating LP company guaranty sr. unsec. bonds 6.25%, 4/15/49	227,000	241,696
Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity	3,294,000	2,932,744
Energy Transfer Partners LP sr. unsec. unsub. bonds 6.125%, 12/15/45	360,000	373,963
Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22	235,000	242,682
EOG Resources, Inc. sr. unsec. unsub. notes 4.15%, 1/15/26	5,045,000	5,270,186
EQT Corp. sr. unsec. unsub. notes 3.90%, 10/1/27	2,346,000	2,124,759
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)	1,054,000	1,208,853
Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41	292,000	324,136
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)	1,853,000	1,630,640
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	821,000	805,739
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	3,166,000	3,272,603
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	336,000	320,569
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	1,399,000	1,314,186
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	3,382,000	3,111,440
Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32	283,000	381,399
Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24	3,611,000	3,681,949
Williams Partners LP sr. unsec. sub. notes 3.60%, 3/15/22	192,000	192,165

		37,838,572
Financials (6.9%)
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	4,390,000	4,306,716
Air Lease Corp. sr. unsec. unsub. notes 3.625%, 4/1/27	1,054,000	967,067
Air Lease Corp. sr. unsec. unsub. notes 3.00%, 9/15/23	302,000	287,621
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	2,579,000	2,702,173
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58	1,428,000	1,670,117
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	1,806,000	1,653,273
Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	585,000	604,013
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)	200,000	195,029
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	2,000,000	2,052,684
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27	8,000,000	7,991,142
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	892,000	849,853
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	623,000	638,784
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21	94,000	94,555
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	260,000	265,451
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	5,062,000	5,023,136
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	2,870,000	3,039,218
Capital One Bank USA NA unsec. sub. notes 3.375%, 2/15/23	264,000	258,828
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	1,063,000	1,063,999
CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25	715,000	747,495
CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26	1,716,000	1,768,712
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	1,182,000	1,217,460
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	3,060,000	2,982,995
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	1,791,000	1,794,034
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	6,240,000	6,331,231
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	1,299,000	1,315,238
Credit Agricole SA 144A unsec.sub. FRN 4.00%, 1/10/33 (France)	795,000	743,461
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)	293,000	288,239
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)	1,310,000	1,250,628
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	4,355,000	4,393,126
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	4,093,000	4,023,079
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	773,000	784,215
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	347,000	325,746
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	12,305,000	12,358,342
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	728,000	718,326
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37	527,000	642,454
Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6.625%, 3/30/40	1,969,000	2,374,041
Hospitality Properties Trust sr. unsec. notes 4.375%, 2/15/30(R)	1,289,000	1,164,618
Hospitality Properties Trust sr. unsec. unsub. notes 4.65%, 3/15/24(R)	136,000	135,414
Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)	485,000	462,627
ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)	816,000	863,446
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	5,191,000	4,877,390
Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37	42,000	47,408
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)	1,250,000	1,219,920
Lloyds Banking Group PLC unsec. sub. notes 4.50%, 11/4/24 (United Kingdom)	1,191,000	1,166,337
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. notes 8.875%, 6/1/39	1,442,000	2,170,960
Metrpolitan Life Insurance Co. 144A unsec. sub. notes 7.80%, 11/1/25	2,381,000	2,895,762
Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)	45,000	46,094
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)	626,000	633,411
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	1,387,000	1,235,856
OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7.00%, 10/15/33	757,000	902,372
Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25	356,000	349,687
Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40	630,000	783,254
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	1,126,000	1,180,857
Royal Bank of Scotland Group PLC sr. unsec. unsub. FRB 4.892%, 5/18/29 (United Kingdom)	3,860,000	3,825,499
Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 3.875%, 9/12/23 (United Kingdom)	265,000	260,307
Santander UK Group Holdings PLC 144A unsec. sub. notes 4.75%, 9/15/25 (United Kingdom)	260,000	251,534
Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)	1,548,000	1,560,926
Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436%, 4/2/24 (Japan)	1,321,000	1,340,173
Teachers Insurance & Annuity Association of America 144A unsec. sub. bonds 4.90%, 9/15/44	230,000	245,728
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	667,000	867,912
TIAA Asset Management Finance Co., LLC 144A sr. unsec. sub. notes 4.125%, 11/1/24	24,000	24,752
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	1,640,000	1,580,444
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)	1,561,000	1,568,694
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)	200,000	200,626
VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)	2,164,000	2,192,598
VEREIT Operating Partnership LP company guaranty sr. unsec. unsub. bonds 4.875%, 6/1/26(R)	114,000	115,891
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38	250,000	316,340
Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21	226,000	236,382
WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24(R)	1,659,000	1,693,273

		114,138,973
Health care (2.8%)
AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25	319,000	314,542
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	1,776,000	1,752,630
Anthem, Inc. sr. unsec. unsub. notes 4.625%, 5/15/42	369,000	357,316
Becton Dickinson and Co. (BD) sr. unsec. unsub. bonds 4.669%, 6/6/47	3,087,000	3,089,472
Becton Dickinson and Co. (BD) sr. unsec. unsub. bonds 3.70%, 6/6/27	2,652,000	2,586,438
Cigna Corp. 144A sr. unsub. notes 3.75%, 7/15/23	9,049,000	9,170,103
CVS Health Corp. sr. unsec. unsub. bonds 5.05%, 3/25/48	1,484,000	1,523,395
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	4,450,000	4,454,318
Elanco Animal Health, Inc. 144A sr. unsec. notes 4.90%, 8/28/28	5,499,000	5,692,181
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	336,000	352,590
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	725,000	755,305
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24	1,276,000	1,327,678
Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)	1,565,000	1,525,875
Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)	1,222,000	1,248,412
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)	642,000	657,144
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	666,000	649,350
Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)	1,226,000	1,146,263
Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)	1,021,000	981,392
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28	6,040,000	6,264,067
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	3,370,000	3,361,052

		47,209,523
Technology (2.3%)
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24	1,216,000	1,245,370
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	269,000	282,999
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	371,000	360,521
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	3,532,000	3,245,355
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26	3,181,000	3,327,206
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46	700,000	824,632
Fidelity National Information Services, Inc. sr. unsec. notes 3.00%, 8/15/26	247,000	229,757
Fidelity National Information Services, Inc. sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28	2,218,000	2,220,329
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	6,040,000	6,036,588
Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)	773,000	961,277
Microchip Technology, Inc. 144A company guaranty sr. notes 4.333%, 6/1/23	3,835,000	3,764,125
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26	956,000	911,672
Microsoft Corp. sr. unsec. unsub. notes 3.70%, 8/8/46	3,251,000	3,228,503
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	2,071,000	1,970,565
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28	5,645,000	5,772,155
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27	1,332,000	1,258,975
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26	2,682,000	2,494,260

		38,134,289
Transportation (0.1%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	1,282,000	1,193,994
Southwest Airlines Co. Pass Through Trust pass-through certificates Ser. 07-1, Class A, 6.15%, 8/1/22	66,823	70,033
United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 07-1, Class A, 6.636%, 7/2/22	233,933	242,802
United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 14-2, Class A, 3.75%, 9/3/26	135,183	133,019

		1,639,848
Utilities and power (1.8%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.125%, 9/1/27	962,000	981,240
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	2,210,000	2,286,103
American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds 5.00%, 9/1/44	1,421,000	1,512,194
Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35	322,000	362,052
Arizona Public Services Co. sr. unsec. notes 4.50%, 4/1/42	118,000	122,080
Berkshire Hathaway Energy Co. sr. unsec. bonds 6.50%, 9/15/37	227,000	277,674
Berkshire Hathaway Energy Co. sr. unsec. unsub. bonds 6.125%, 4/1/36	555,000	673,707
Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	266,000	315,300
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	214,000	209,900
Duke Energy Carolinas, LLC sr. mtge. notes 4.25%, 12/15/41	219,000	219,525
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	4,115,000	4,159,853
EDP Finance BV 144A sr. unsec. unsub. notes 5.25%, 1/14/21 (Netherlands)	345,000	352,652
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	460,000	579,200
Emera US Finance LP company guaranty sr. unsec. notes 3.55%, 6/15/26	611,000	582,422
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	686,000	703,970
Energy Transfer LP sr. sub. notes 5.875%, 1/15/24	4,189,000	4,450,813
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	1,269,000	1,196,387
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B, 3.90%, 7/15/27	437,000	427,583
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. C, 4.85%, 7/15/47	729,000	741,832
FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44	1,504,000	1,642,239
Iberdrola International BV company guaranty sr. unsec. unsub. bonds 6.75%, 7/15/36 (Spain)	283,000	333,227
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	844,000	828,803
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	707,000	724,631
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21	439,000	441,356
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23	665,000	654,801
MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29	200,000	250,871
NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. FRB 4.80%, 12/1/77	962,000	824,915
Oncor Electric Delivery Co., LLC sr. notes 4.10%, 6/1/22	439,000	449,977
PacifiCorp sr. mtge. bonds 6.25%, 10/15/37	139,000	171,470
PPL WEM Ltd./Western Power Distribution, Ltd. 144A sr. unsec. unsub. notes 5.375%, 5/1/21 (United Kingdom)	972,000	1,000,786
Puget Energy, Inc. sr. sub. notes 3.65%, 5/15/25	858,000	840,833
Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A, 9.50%, 4/1/19	1,576,000	1,592,692

		29,911,088

Total corporate bonds and notes (cost $419,538,305)		$418,060,654

PURCHASED SWAP OPTIONS OUTSTANDING (3.5%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/ Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Bank of America N.A.
3.312/3 month USD-LIBOR-BBA/Nov-38	Nov-28/3.312	$196,510,100	$13,798,939
(3.312)/3 month USD-LIBOR-BBA/Nov-38	Nov-28/3.312	196,510,100	9,184,882
3.295/3 month USD-LIBOR-BBA/Nov-38	Nov-28/3.295	98,255,100	6,827,747
(3.295)/3 month USD-LIBOR-BBA/Nov-38	Nov-28/3.295	98,255,100	4,643,536
(2.785)/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785	33,394,000	3,273,280
2.785/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785	33,394,000	2,712,595
Citibank, N.A.
2.68/3 month USD-LIBOR-BBA/Feb-29	Feb-19/2.68	102,588,300	618,607
(2.70)/3 month USD-LIBOR-BBA/Feb-29	Feb-19/2.70	125,478,000	69,013
(2.84)/3 month USD-LIBOR-BBA/Feb-29	Feb-19/2.84	102,588,300	63,605
2.50/3 month USD-LIBOR-BBA/Feb-29	Feb-19/2.50	125,478,000	1,255
Goldman Sachs International
2.897/3 month USD-LIBOR-BBA/Mar-20	Mar-19/2.897	191,237,000	732,438
2.9215/3 month USD-LIBOR-BBA/Mar-20	Mar-19/2.9215	191,237,000	472,355
(2.69)/3 month USD-LIBOR-BBA/Feb-29	Feb-19/2.69	125,478,000	214,567
2.49/3 month USD-LIBOR-BBA/Feb-29	Feb-19/2.49	125,478,000	13,803
(2.897)/3 month USD-LIBOR-BBA/Mar-20	Mar-19/2.897	191,237,000	5,737
(2.9215)/3 month USD-LIBOR-BBA/Mar-20	Mar-19/2.9215	191,237,000	191
JPMorgan Chase Bank N.A.
3.162/3 month USD-LIBOR-BBA/Nov-33	Nov-20/3.162	95,618,500	5,772,489
3.096/3 month USD-LIBOR-BBA/Nov-29	Nov-19/3.096	76,494,800	3,250,264
(3.162)/3 month USD-LIBOR-BBA/Nov-33	Nov-20/3.162	95,618,500	1,878,904
(3.096)/3 month USD-LIBOR-BBA/Nov-29	Nov-19/3.096	76,494,800	480,387
(3.095)/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.095	191,237,000	112,830
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00	18,691,900	2,238,916
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00	18,691,900	2,238,168
(3.0975)/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.0975	191,237,000	110,917
(3.098)/3 month USD-LIBOR-BBA/Feb-29	Feb-19/3.098	114,742,200	1,147

Total purchased swap options outstanding (cost $61,690,939)			$58,716,572

PURCHASED OPTIONS OUTSTANDING (0.3%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
Goldman Sachs Bank USA
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-19/$98.16	$70,000,000	$70,000,000	$350,350
JPMorgan Chase Bank N.A.
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Feb-19/97.74	52,000,000	52,000,000	282,360
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/97.11	28,000,000	28,000,000	960,148
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/97.27	28,000,000	28,000,000	916,384
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/97.42	28,000,000	28,000,000	872,648
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/98.41	29,000,000	29,000,000	618,396
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/98.56	29,000,000	29,000,000	573,098
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/98.72	29,000,000	29,000,000	527,800
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/97.59	57,000,000	57,000,000	57
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/97.75	57,000,000	57,000,000	57
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/97.44	57,000,000	57,000,000	57

Total purchased options outstanding (cost $2,975,001)				$5,101,355

ASSET-BACKED SECURITIES (2.0%)(a)
	Principal amount	Value
loanDepot Station Place Agency Securitization Trust 144A FRB Ser. 17-LD1, Class A, (1 Month US LIBOR + 0.80%), 3.31%, 11/25/50	$3,432,000	$3,432,000
Station Place Securitization Trust 144A
FRB Ser. 18-1, Class A, (1 Month US LIBOR + 0.90%), 3.379%, 4/24/19	11,361,000	11,361,000
FRB Ser. 18-8, Class A, (1 Month US LIBOR + 0.70%), 3.219%, 2/24/20	3,772,000	3,772,000
FRB Ser. 18-5, Class A, (1 Month US LIBOR + 0.70%), 3.179%, 9/24/19	6,303,000	6,303,000
FRB Ser. 18-3, Class A, (1 Month US LIBOR + 0.70%), 3.179%, 7/24/19	8,943,000	8,943,000

Total asset-backed securities (cost $33,811,000)		$33,811,000

MUNICIPAL BONDS AND NOTES (0.2%)(a)
	Principal amount	Value
CA State G.O. Bonds, (Build America Bonds), 7.50%, 4/1/34	$770,000	$1,082,181
North TX, Tollway Auth. Rev. Bonds, (Build America Bonds), 6.718%, 1/1/49	675,000	951,804
OH State U. Rev. Bonds, (Build America Bonds), 4.91%, 6/1/40	845,000	984,873

Total municipal bonds and notes (cost $2,294,469)		$3,018,858

SHORT-TERM INVESTMENTS (21.1%)(a)
		Principal amount/ shares	Value
Interest in $338,488,000 joint tri-party repurchase agreement dated 1/31/19 with Merrill Lynch, Pierce, Fenner & Smith, Inc. due 2/1/19 - maturity value of $63,492,532 for an effective yield of 2.570% (collateralized by various mortgage backed securities with coupon rates ranging from 3.000% to 4.500% and due dates ranging from 3/1/27 to 1/1/49, valued at $345,257,760)		$63,488,000	$63,488,000
Putnam Short Term Investment Fund 2.65%(AFF)	Shares	235,276,831	235,276,831
U.S. Treasury Bills 2.546%, 6/13/19(SEG)(SEGSF)(SEGCCS)(SEGTBA)		$11,828,000	11,724,608
U.S. Treasury Bills 2.533%, 6/6/19(SEG)(SEGSF)		2,535,000	2,514,038
U.S. Treasury Bills 2.528%, 6/20/19(SEGSF)(SEGCCS)(SEGTBA)		4,217,000	4,178,207
U.S. Treasury Bills 2.504%, 8/15/19(SEGSF)(SEGCCS)		921,000	908,952
U.S. Treasury Bills 2.473%, 4/18/19(SEG)(SEGSF)		1,370,000	1,363,174
U.S. Treasury Bills 2.456%, 5/16/19(SEG)(SEGSF)(SEGCCS)		1,292,000	1,283,107
U.S. Treasury Bills 2.479%, 4/11/19(SEG)(SEGSF)(SEGCCS)(SEGTBA)		6,130,000	6,102,257
U.S. Treasury Bills 2.398%, 2/21/19(SEG)(SEGSF)		658,000	657,144
U.S. Treasury Bills 2.394%, 3/21/19(SEGSF)		631,000	629,023
U.S. Treasury Bills 2.394%, 3/7/19(SEG)(SEGSF)		2,134,000	2,129,264
U.S. Treasury Bills 2.347%, 2/14/19(SEGSF)		11,502,000	11,492,405
U.S. Treasury Bills 2.344%, 2/7/19(SEGSF)		2,225,000	2,224,158
U.S. Treasury Bills 2.403%, 3/14/19(SEG)(SEGSF)(SEGCCS)		5,674,000	5,658,847

Total short-term investments (cost $349,622,676)			$349,630,015
TOTAL INVESTMENTS

Total investments (cost $2,389,575,230)			$2,352,328,309

FUTURES CONTRACTS OUTSTANDING at 1/31/19 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond 30 yr (Long)	102	$14,962,125	$14,962,125	Mar-19	$743,335
U.S. Treasury Bond Ultra 30 yr (Long)	373	60,099,625	60,099,625	Mar-19	3,481,317
U.S. Treasury Note 2 yr (Long)	862	183,026,845	183,026,845	Mar-19	1,000,902
U.S. Treasury Note 5 yr (Long)	762	87,522,844	87,522,844	Mar-19	1,462,945
U.S. Treasury Note 10 yr (Long)	945	115,732,969	115,732,969	Mar-19	2,966,001
U.S. Treasury Note Ultra 10 yr (Long)	420	54,888,750	54,888,750	Mar-19	1,563,135

Unrealized appreciation					11,217,635

Unrealized (depreciation)					—

Total					$11,217,635

WRITTEN SWAP OPTIONS OUTSTANDING at 1/31/19 (premiums $51,361,459) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/ Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Bank of America N.A.
3.1775/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.1775	$46,389,300	$4,048,394
(3.1775)/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.1775	46,389,300	6,655,009
3.195/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.195	92,778,600	7,979,887
(3.195)/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.195	92,778,600	13,479,803
Citibank, N.A.
(2.60)/3 month USD-LIBOR-BBA/Feb-29	Feb-19/2.60	62,739,000	21,331
2.76/3 month USD-LIBOR-BBA/Feb-29	Feb-19/2.76	51,294,200	89,252
2.60/3 month USD-LIBOR-BBA/Feb-29	Feb-19/2.60	62,739,000	346,319
(2.76)/3 month USD-LIBOR-BBA/Feb-29	Feb-19/2.76	51,294,200	550,387
Goldman Sachs International
2.909/3 month USD-LIBOR-BBA/Mar-21	Mar-19/2.909	191,237,000	3,825
(2.59)/3 month USD-LIBOR-BBA/Feb-29	Feb-19/2.59	62,739,000	57,720
2.59/3 month USD-LIBOR-BBA/Feb-29	Feb-19/2.59	62,739,000	437,291
(2.909)/3 month USD-LIBOR-BBA/Mar-21	Mar-19/2.909	191,237,000	1,199,056
JPMorgan Chase Bank N.A.
3.14/3 month USD-LIBOR-BBA/Mar-29	Mar-19/3.14	186,224,000	13,036
3.415/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.415	382,473,900	57,371
2.975/3 month USD-LIBOR-BBA/Nov-23	Nov-20/2.975	95,618,500	456,100
(2.975)/3 month USD-LIBOR-BBA/Nov-23	Nov-20/2.975	95,618,500	1,816,752
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229	95,618,500	3,461,390
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229	95,618,500	6,005,798
Morgan Stanley & Co. International PLC
3.3975/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.3975	382,473,900	61,196
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-25/3.00	18,691,900	1,876,293
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-25/3.00	18,691,900	1,878,161

Total			$50,494,371

WRITTEN OPTIONS OUTSTANDING at 1/31/19 (premiums $3,250,894) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
Goldman Sachs Bank USA
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-19/$98.53	$70,000,000	$70,000,000	$232,820
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-19/98.91	70,000,000	70,000,000	147,840
JPMorgan Chase Bank N.A.
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Feb-19/97.74	52,000,000	52,000,000	8,164
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/97.57	28,000,000	28,000,000	832,188
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/97.72	28,000,000	28,000,000	788,452
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/97.88	28,000,000	28,000,000	744,716
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/98.02	28,000,000	28,000,000	704,256
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/98.18	28,000,000	28,000,000	660,492
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/98.34	28,000,000	28,000,000	616,756
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/98.79	29,000,000	29,000,000	507,413
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/98.95	29,000,000	29,000,000	462,086
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/99.10	29,000,000	29,000,000	416,788
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/99.17	29,000,000	29,000,000	396,401
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/99.33	29,000,000	29,000,000	351,161
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/99.48	29,000,000	29,000,000	305,979
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/97.11	57,000,000	57,000,000	57
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/96.78	57,000,000	57,000,000	57
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/96.63	57,000,000	57,000,000	57
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/96.47	57,000,000	57,000,000	57
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/97.27	57,000,000	57,000,000	57
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/96.95	57,000,000	57,000,000	57

Total				$7,175,854

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/19 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/ Maturity date	Expiration date/ strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	$55,656,700	$(2,176,177)	$(129,124)
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	55,656,700	(2,176,177)	(549,888)
Citibank, N.A.
2.8625/3 month USD-LIBOR-BBA/Mar-24 (Purchased)	Mar-19/2.8625	47,809,200	(272,512)	495,781
3.035/3 month USD-LIBOR-BBA/Mar-24 (Purchased)	Mar-19/3.035	47,809,200	(239,046)	226,138
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	5,702,000	(734,133)	(2,110)
(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	55,656,700	(2,176,177)	(138,029)
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	5,702,000	(734,133)	(181,381)
(3.035)/3 month USD-LIBOR-BBA/Mar-24 (Purchased)	Mar-19/3.035	47,809,200	(239,046)	(217,532)
(2.8625)/3 month USD-LIBOR-BBA/Mar-24 (Purchased)	Mar-19/2.8625	47,809,200	(272,512)	(265,819)
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	55,656,700	(2,176,177)	(542,653)
2.9425/3 month USD-LIBOR-BBA/Mar-29 (Written)	Mar-19/2.9425	47,809,200	492,435	471,399
(2.9425)/3 month USD-LIBOR-BBA/Mar-29 (Written)	Mar-19/2.9425	47,809,200	492,435	(729,090)
Goldman Sachs International
(2.725)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725	9,503,400	(761,698)	37,253
(3.005)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005	9,503,400	(658,586)	23,093
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	6,678,900	(843,211)	(56,771)
3.005/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005	9,503,400	(864,809)	(108,149)
2.725/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725	9,503,400	(761,698)	(114,136)
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	6,678,900	(843,211)	(140,925)
JPMorgan Chase Bank N.A.
(2.486)/3 month USD-LIBOR-BBA/Jan-22 (Purchased)	Jan-20/2.486	91,456,100	(438,989)	10,975
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	5,702,000	(611,825)	1,140
2.486/3 month USD-LIBOR-BBA/Jan-22 (Purchased)	Jan-20/2.486	91,456,100	(438,989)	(6,402)
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	9,503,400	(549,297)	(10,359)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	9,503,400	(988,354)	(54,264)
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	5,702,000	(881,529)	(220,040)
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	33,394,000	(4,662,637)	(1,602,244)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	33,394,000	(4,662,637)	(1,610,927)
(5.00 Floor)//Mar-21 (Written)	Mar-21/5.00 Floor	1,000,000	222,000	157,260
(2.486)/3 month USD-LIBOR-BBA/Jan-24 (Written)	Jan-22/2.486	91,456,100	880,265	8,231
2.486/3 month USD-LIBOR-BBA/Jan-24 (Written)	Jan-22/2.486	91,456,100	880,265	(8,231)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	1,179,600	(134,592)	49,071
3.00/3 month USD-LIBOR-BBA/Feb-73 (Purchased)	Feb-48/3.00	18,691,900	(2,274,804)	(4,112)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	5,702,000	(873,546)	(24,405)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	1,179,600	(134,592)	(42,996)
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	5,702,000	(613,535)	(143,747)
(3.00)/3 month USD-LIBOR-BBA/Jan-49 (Written)	Jan-25/3.00	18,691,900	1,953,304	28,601

Unrealized appreciation				1,508,942

Unrealized (depreciation)				(6,903,334)

Total				$(5,394,392)

TBA SALE COMMITMENTS OUTSTANDING at 1/31/19 (proceeds receivable $270,042,070) (Unaudited)
Agency	Principal amount	Settlement date	Value
Federal Home Loan Mortgage Corporation, 3.50%, 2/1/49	$5,000,000	2/13/19	$5,028,125
Federal Home Loan Mortgage Corporation, 3.00%, 2/1/49	2,000,000	2/13/19	1,965,781
Federal National Mortgage Association, 3.50%, 2/1/49	130,000,000	2/13/19	130,220,466
Federal National Mortgage Association, 3.00%, 2/1/49	111,000,000	2/13/19	109,057,500
Government National Mortgage Association, 5.00%, 2/1/49	23,000,000	2/21/19	24,018,829

Total			$270,290,701

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/19 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$167,414,000	$177,124		$381,910	1/16/21	3 month USD-LIBOR-BBA — Quarterly	2.663% — Semiannually	$538,023
		13,976,000	1,497,095		(477)	11/8/48	3 month USD-LIBOR-BBA — Quarterly	3.312% — Semiannually	1,517,831
		82,684,000	3,567,897		(1,096)	11/20/28	3.1475% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,638,871)
		112,002,700	4,339,769		640,664	1/7/29	3.0975% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,712,996)
		224,005,400	7,492,085		(854,191)	1/7/29	3 month USD-LIBOR-BBA — Quarterly	3.0375% — Semiannually	6,656,716
		95,618,500	3,427,541		(1,354)	1/3/29	3.065% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,440,578)
		52,781,400	1,925,360	(E)	(747)	3/4/29	3 month USD-LIBOR-BBA — Quarterly	3.073% — Semiannually	1,924,613
		143,427,700	2,291,831		(231,386)	1/8/29	3 month USD-LIBOR-BBA — Quarterly	2.84% — Semiannually	2,052,584
		95,618,500	2,648,059		476,825	1/11/29	2.9725% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,173,023)
		95,618,500	1,633,451		(221,190)	1/11/29	3 month USD-LIBOR-BBA — Quarterly	2.8525% — Semiannually	1,407,675
		95,618,500	2,140,707		(288,123)	1/11/29	3 month USD-LIBOR-BBA — Quarterly	2.9125% — Semiannually	1,851,185
		5,000,000	580		(31)	5/26/20	3 month USD-LIBOR-BBA plus 12.70% — Semiannually	6 month USD-LIBOR-BBA — Semiannually	1,209
		143,427,700	4,134,160		902,417	1/15/29	2.985% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,233,240)
		143,427,700	2,483,307		(348,667)	1/15/29	3 month USD-LIBOR-BBA — Quarterly	2.855% — Semiannually	2,127,850
		143,427,700	3,308,734		(620,413)	1/15/29	3 month USD-LIBOR-BBA — Quarterly	2.92% — Semiannually	2,685,675
		250,955,900	4,905,184		(913,461)	1/16/29	3 month USD-LIBOR-BBA — Quarterly	2.88% — Semiannually	3,982,918
		125,478,000	3,173,841		734,474	1/24/20	2.945% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,433,724)
		250,955,900	4,900,667		(923,499)	1/24/29	3 month USD-LIBOR-BBA — Quarterly	2.88% — Semiannually	3,962,710
		125,478,000	3,174,719		734,474	1/16/29	2.945% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,439,241)
		286,855,400	480,483		(144,122)	1/22/20	3 month USD-LIBOR-BBA — Quarterly	2.86% — Semiannually	321,460
		286,855,400	664,357	(E)	136,609	1/22/21	2.77% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(527,748)
		43,326,800	1,349,283	(E)	(892,802)	3/18/49	3 month USD-LIBOR-BBA — Quarterly	2.95% — Semiannually	456,481
		72,300	2,252	(E)	1,521	3/18/49	2.95% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(731)
		1,422,700	23,665	(E)	(9,391)	3/18/29	3 month USD-LIBOR-BBA — Quarterly	2.85% — Semiannually	14,274
		278,949,200	4,640,041	(E)	2,030,048	3/18/29	2.85% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,609,993)
		446,711,400	5,746,049	(E)	2,981,251	3/18/24	2.80% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,764,798)
		6,621,400	21,328	(E)	(12,110)	3/18/21	3 month USD-LIBOR-BBA — Quarterly	2.75% — Semiannually	9,217
		677,584,300	2,182,499	(E)	1,244,926	3/18/21	2.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(937,573)
		186,224,000	2,313,647		(864,283)	1/14/29	3 month USD-LIBOR-BBA — Quarterly	2.80% — Semiannually	1,435,165
		24,260,000	244,517		(322)	12/28/28	2.772% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(240,125)
		25,141,000	319,416		(333)	12/31/28	3 month USD-LIBOR-BBA — Quarterly	2.80% — Semiannually	315,105
		32,927,000	354,327		(437)	1/2/29	2.7805% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(351,768)
		38,426,000	182,024		(510)	1/3/29	2.7125% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(176,694)
		61,763,000	104,565		(819)	1/4/29	2.67785% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(95,216)
		28,725,000	86,319		(381)	1/7/29	2.693% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(82,516)
		18,402,000	89,415		(244)	1/7/29	2.604% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	92,943
		32,821,500	125,444		(435)	1/8/29	3 month USD-LIBOR-BBA — Quarterly	2.61591% — Semiannually	(132,377)
		32,821,500	119,405		(435)	1/8/29	3 month USD-LIBOR-BBA — Quarterly	2.618% — Semiannually	(126,294)
		22,573,000	160,539		(299)	1/14/29	2.74% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(158,478)
		11,904,500	73,844		(158)	1/15/29	2.7295% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(72,774)
		51,557,000	88,987		(194)	1/16/21	2.698% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(83,463)
		12,937,000	53,236		(105)	1/16/24	2.6175% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(51,472)
		516,000	5,567		(7)	1/24/29	2.7815% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(5,534)
		35,068,000	27,353		(469)	2/4/29	2.64988% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	26,890

	Total				$3,932,628				$1,891,297
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/19 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
$137,728	$135,168	$—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$(1,311)
247,661	239,746	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	(5,588)
Barclays Bank PLC
2,543,435	2,550,403	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	8,646
385,080	386,135	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	1,309
1,873,273	1,876,634	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	5,001
167,752	168,052	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	448
39,175,996	39,221,856	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	87,956
3,756,670	3,759,983	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	7,390
283,698	284,114	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	721
2,491,576	2,489,815	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(1,895)
42,367,736	42,303,999	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(4,301)
540,539	529,260	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(6,906)
54,141	53,011	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(692)
352,234	345,686	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(3,354)
108,392	106,377	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,032)
86,360	83,467	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	2,016
468,184	464,464	—	1/12/36	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	(1,386)
167,187	164,776	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(520)
324,392	320,622	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(84)
36,614	36,189	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(10)
Citibank, N.A.
3,205,030	3,208,782	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	7,196
759,411	760,300	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	1,705
Credit Suisse International
7,235,747	7,255,140	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools — Monthly	25,663
874,880	860,424	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(5,912)
486,808	474,696	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(8,173)
475,468	465,633	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(6,027)
453,520	442,236	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(7,614)
427,636	418,790	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(5,421)
311,621	305,176	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(3,950)
155,844	152,592	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,991)
1,431,360	1,370,272	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(48,857)
527,521	517,714	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(5,023)
501,259	479,866	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(17,110)
2,138,339	2,098,587	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	20,360
239,113	233,335	—	1/12/39	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	3,242
417,917	403,920	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	9,757
Goldman Sachs International
143,698	143,482	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(15)
383,153	382,576	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(39)
1,062,762	1,061,163	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(108)
2,828,959	2,824,703	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(287)
3,875,374	3,869,544	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(393)
1,040,039	1,029,271	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	3,128
864,020	846,148	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(10,952)
562,814	551,070	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	7,190
863,349	847,299	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(8,220)
497,488	476,256	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(16,981)
36,748	36,065	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(350)
179,547	173,808	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	(4,051)
815,363	788,054	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	19,035
468,184	464,464	—	1/12/36	5.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	1,386
1,043,690	1,028,640	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(3,246)
749,364	738,558	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(2,331)
415,114	409,128	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(1,291)
13,498	13,303	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(42)
509,801	503,876	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(133)
465,180	459,774	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(121)
450,740	445,501	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(117)
358,851	354,681	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(93)
155,002	153,201	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(40)
JPMorgan Chase Bank N.A.
112,367	110,278	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,070)
815,398	788,088	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	19,036
JPMorgan Securities LLC
569,966	560,548	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	3,852
1,603,277	1,570,114	—	1/12/44	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	20,323
1,738,618	1,678,841	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(45,021)
1,738,618	1,678,841	—	1/12/44	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	45,020

Upfront premium received		—	Unrealized appreciation			300,380

Upfront premium (paid)		—	Unrealized (depreciation)			(232,058)

	Total	$—			Total	$68,322

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/19 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	$10,792,000	$44,992	$—	7/5/22	(1.89%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	$44,992
	9,405,000	27,190	—	7/3/27	2.085% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	27,190
	9,405,000	22,967	—	7/3/22	(1.9225%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	22,967
	10,792,000	7,382	—	7/5/27	2.05% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(7,382)

Total			$—				$87,767

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/19 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$13,534	$198,000	$26,195	5/11/63	300 bp — Monthly	$(12,546)
	CMBX NA BBB-.6 Index	BBB-/P	26,395	438,000	57,947	5/11/63	300 bp — Monthly	(31,297)
	CMBX NA BBB-.6 Index	BBB-/P	54,079	876,000	115,895	5/11/63	300 bp — Monthly	(61,304)
	CMBX NA BBB-.6 Index	BBB-/P	51,528	904,000	119,599	5/11/63	300 bp — Monthly	(67,544)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	(131)	337,000	7,583	5/11/63	200 bp — Monthly	(7,582)
	CMBX NA A.6 Index	A/P	462	397,000	8,933	5/11/63	200 bp — Monthly	(8,316)
	CMBX NA A.6 Index	A/P	308	397,000	8,933	5/11/63	200 bp — Monthly	(8,470)
	CMBX NA BB.7 Index	BB/P	51,285	399,000	54,025	1/17/47	500 bp — Monthly	(2,352)
	CMBX NA BB.7 Index	BB/P	64,288	463,000	62,690	1/17/47	500 bp — Monthly	2,048
	CMBX NA BBB-.6 Index	BBB-/P	35,971	327,000	43,262	5/11/63	300 bp — Monthly	(7,100)
	CMBX NA BBB-.6 Index	BBB-/P	38,298	359,000	47,496	5/11/63	300 bp — Monthly	(8,988)
	CMBX NA BBB-.6 Index	BBB-/P	53,902	490,000	64,827	5/11/63	300 bp — Monthly	(10,639)
	CMBX NA BBB-.6 Index	BBB-/P	66,061	673,000	89,038	5/11/63	300 bp — Monthly	(22,585)
	CMBX NA BBB-.6 Index	BBB-/P	73,033	730,000	96,579	5/11/63	300 bp — Monthly	(23,120)
	CMBX NA BBB-.6 Index	BBB-/P	144,707	1,040,000	137,592	5/11/63	300 bp — Monthly	7,722
	CMBX NA BBB-.6 Index	BBB-/P	107,308	1,087,000	143,810	5/11/63	300 bp — Monthly	(35,868)
	CMBX NA BBB-.6 Index	BBB-/P	126,206	1,144,000	151,351	5/11/63	300 bp — Monthly	(24,478)
	CMBX NA BBB-.6 Index	BBB-/P	203,968	1,432,000	189,454	5/11/63	300 bp — Monthly	15,349
	CMBX NA BBB-.6 Index	BBB-/P	169,734	1,670,000	220,941	5/11/63	300 bp — Monthly	(50,233)
	CMBX NA BBB-.6 Index	BBB-/P	244,253	1,755,000	232,187	5/11/63	300 bp — Monthly	13,090
	CMBX NA BBB-.6 Index	BBB-/P	244,005	1,755,000	232,187	5/11/63	300 bp — Monthly	12,842
	CMBX NA BBB-.6 Index	BBB-/P	206,990	2,168,000	286,826	5/11/63	300 bp — Monthly	(78,572)
	Credit Suisse International
	CMBX NA A.6 Index	A/P	132,715	2,662,000	59,895	5/11/63	200 bp — Monthly	73,855
	CMBX NA A.6 Index	A/P	180,953	8,008,000	180,180	5/11/63	200 bp — Monthly	3,887
	CMBX NA A.6 Index	A/P	2,036,197	40,122,000	902,745	5/11/63	200 bp — Monthly	1,149,055
	CMBX NA A.7 Index	A-/P	102,321	2,780,000	6,950	1/17/47	200 bp — Monthly	110,352
	CMBX NA A.7 Index	A-/P	11,938	287,000	718	1/17/47	200 bp — Monthly	12,767
	CMBX NA BB.7 Index	BB/P	97,913	732,000	99,113	1/17/47	500 bp — Monthly	(1,200)
	CMBX NA BBB-.6 Index	BBB-/P	67,149	665,000	87,980	5/11/63	300 bp — Monthly	(20,442)
	CMBX NA BBB-.6 Index	BBB-/P	111,485	1,014,000	134,152	5/11/63	300 bp — Monthly	(22,075)
	CMBX NA BBB-.6 Index	BBB-/P	142,334	1,265,000	167,360	5/11/63	300 bp — Monthly	(24,287)
	CMBX NA BBB-.6 Index	BBB-/P	214,399	1,693,000	223,984	5/11/63	300 bp — Monthly	(8,597)
	CMBX NA BBB-.6 Index	BBB-/P	259,109	1,931,000	255,471	5/11/63	300 bp — Monthly	4,764
	CMBX NA BBB-.6 Index	BBB-/P	271,905	2,342,000	309,847	5/11/63	300 bp — Monthly	(36,575)
	CMBX NA BBB-.6 Index	BBB-/P	232,198	2,368,000	313,286	5/11/63	300 bp — Monthly	(79,707)
	CMBX NA BBB-.6 Index	BBB-/P	264,277	2,500,000	330,750	5/11/63	300 bp — Monthly	(65,015)
	CMBX NA BBB-.6 Index	BBB-/P	283,039	2,530,000	334,719	5/11/63	300 bp — Monthly	(50,205)
	CMBX NA BBB-.6 Index	BBB-/P	306,540	2,573,000	340,408	5/11/63	300 bp — Monthly	(32,367)
	CMBX NA BBB-.6 Index	BBB-/P	280,186	2,576,000	340,805	5/11/63	300 bp — Monthly	(59,117)
	CMBX NA BBB-.6 Index	BBB-/P	479,440	3,674,000	486,070	5/11/63	300 bp — Monthly	(4,487)
	CMBX NA BBB-.6 Index	BBB-/P	1,723,028	16,115,000	2,132,015	5/11/63	300 bp — Monthly	(399,586)
	CMBX NA BBB-.7 Index	BBB-/P	143,564	2,186,000	114,984	1/17/47	300 bp — Monthly	29,856
	CMBX NA BBB-.7 Index	BBB-/P	210,436	2,847,000	149,752	1/17/47	300 bp — Monthly	62,344
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	5,271	168,000	3,780	5/11/63	200 bp — Monthly	1,556
	CMBX NA A.6 Index	A/P	16,026	526,000	11,835	5/11/63	200 bp — Monthly	4,396
	CMBX NA A.6 Index	A/P	40,497	800,000	18,000	5/11/63	200 bp — Monthly	22,808
	CMBX NA A.6 Index	A/P	65,795	1,256,000	28,260	5/11/63	200 bp — Monthly	38,024
	CMBX NA A.6 Index	A/P	88,084	1,783,000	40,118	5/11/63	200 bp — Monthly	48,660
	CMBX NA A.6 Index	A/P	55,332	1,789,000	40,253	5/11/63	200 bp — Monthly	15,775
	CMBX NA A.6 Index	A/P	109,667	1,964,000	44,190	5/11/63	200 bp — Monthly	66,241
	CMBX NA A.6 Index	A/P	165,367	2,518,000	56,655	5/11/63	200 bp — Monthly	109,691
	CMBX NA A.6 Index	A/P	130,272	2,529,000	56,903	5/11/63	200 bp — Monthly	74,353
	CMBX NA A.6 Index	A/P	152,946	2,939,000	66,128	5/11/63	200 bp — Monthly	87,961
	CMBX NA A.6 Index	A/P	148,581	3,016,000	67,860	5/11/63	200 bp — Monthly	81,894
	CMBX NA A.6 Index	A/P	224,300	3,497,000	78,683	5/11/63	200 bp — Monthly	146,978
	CMBX NA A.6 Index	A/P	285,860	5,647,000	127,058	5/11/63	200 bp — Monthly	160,999
	CMBX NA BBB-.6 Index	BBB-/P	12,607	146,000	19,316	5/11/63	300 bp — Monthly	(6,623)
	CMBX NA BBB-.6 Index	BBB-/P	18,143	375,000	49,613	5/11/63	300 bp — Monthly	(31,251)
	CMBX NA BBB-.6 Index	BBB-/P	43,346	392,000	51,862	5/11/63	300 bp — Monthly	(8,287)
	CMBX NA BBB-.6 Index	BBB-/P	43,557	401,000	53,052	5/11/63	300 bp — Monthly	(9,261)
	CMBX NA BBB-.6 Index	BBB-/P	43,389	401,000	53,052	5/11/63	300 bp — Monthly	(9,430)
	CMBX NA BBB-.6 Index	BBB-/P	39,801	503,000	66,547	5/11/63	300 bp — Monthly	(26,452)
	CMBX NA BBB-.6 Index	BBB-/P	34,791	667,000	88,244	5/11/63	300 bp — Monthly	(53,064)
	CMBX NA BBB-.6 Index	BBB-/P	32,711	671,000	88,773	5/11/63	300 bp — Monthly	(55,670)
	CMBX NA BBB-.6 Index	BBB-/P	33,283	671,000	88,773	5/11/63	300 bp — Monthly	(55,099)
	CMBX NA BBB-.6 Index	BBB-/P	77,301	714,000	94,462	5/11/63	300 bp — Monthly	(16,744)
	CMBX NA BBB-.6 Index	BBB-/P	98,179	933,000	123,436	5/11/63	300 bp — Monthly	(24,713)
	CMBX NA BBB-.6 Index	BBB-/P	68,535	1,006,000	133,094	5/11/63	300 bp — Monthly	(63,972)
	CMBX NA BBB-.6 Index	BBB-/P	134,237	1,144,000	151,351	5/11/63	300 bp — Monthly	(16,447)
	CMBX NA BBB-.6 Index	BBB-/P	200,757	1,446,000	191,306	5/11/63	300 bp — Monthly	10,295
	CMBX NA BBB-.6 Index	BBB-/P	407,935	2,864,000	378,907	5/11/63	300 bp — Monthly	30,699
	CMBX NA BBB-.7 Index	BBB-/P	49,185	605,000	31,823	1/17/47	300 bp — Monthly	17,715
	CMBX NA BBB-.7 Index	BBB-/P	126,786	1,819,000	95,679	1/17/47	300 bp — Monthly	32,167
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	BB/P	149,214	705,000	169,341	5/11/63	500 bp — Monthly	(19,442)
	CMBX NA A.6 Index	A/P	3,572	67,000	1,508	5/11/63	200 bp — Monthly	2,090
	CMBX NA A.6 Index	A/P	9,475	208,000	4,680	5/11/63	200 bp — Monthly	4,876
	CMBX NA A.6 Index	A/P	26,447	922,000	20,745	5/11/63	200 bp — Monthly	6,060
	CMBX NA A.6 Index	A/P	106,467	1,965,000	44,213	5/11/63	200 bp — Monthly	63,019
	CMBX NA A.6 Index	A/P	118,037	2,331,000	52,448	5/11/63	200 bp — Monthly	66,496
	CMBX NA A.6 Index	A/P	55,452	2,455,000	55,238	5/11/63	200 bp — Monthly	1,169
	CMBX NA A.6 Index	A/P	126,001	2,507,000	56,408	5/11/63	200 bp — Monthly	70,568
	CMBX NA A.6 Index	A/P	88,458	2,688,000	60,480	5/11/63	200 bp — Monthly	29,023
	CMBX NA A.6 Index	A/P	181,105	3,336,000	75,060	5/11/63	200 bp — Monthly	107,342
	CMBX NA A.6 Index	A/P	173,376	3,385,000	76,163	5/11/63	200 bp — Monthly	98,529
	CMBX NA A.6 Index	A/P	250,960	4,947,000	111,308	5/11/63	200 bp — Monthly	141,576
	CMBX NA A.6 Index	A/P	249,808	5,000,000	112,500	5/11/63	200 bp — Monthly	139,252
	CMBX NA A.6 Index	A/P	530,174	9,000,000	202,500	5/11/63	200 bp — Monthly	331,174
	CMBX NA A.6 Index	A/P	1,032,363	17,500,000	393,750	5/11/63	200 bp — Monthly	645,418
	CMBX NA BBB-.6 Index	BBB-/P	42,939	379,000	50,142	5/11/63	300 bp — Monthly	(6,981)
	CMBX NA BBB-.6 Index	BBB-/P	59,512	383,000	50,671	5/11/63	300 bp — Monthly	9,064
	CMBX NA BBB-.6 Index	BBB-/P	49,440	408,000	53,978	5/11/63	300 bp — Monthly	(4,301)
	CMBX NA BBB-.6 Index	BBB-/P	54,150	466,000	61,652	5/11/63	300 bp — Monthly	(7,230)
	CMBX NA BBB-.6 Index	BBB-/P	58,291	503,000	66,547	5/11/63	300 bp — Monthly	(7,963)
	CMBX NA BBB-.6 Index	BBB-/P	71,340	597,000	78,983	5/11/63	300 bp — Monthly	(7,295)
	CMBX NA BBB-.6 Index	BBB-/P	78,081	688,000	91,022	5/11/63	300 bp — Monthly	(12,540)
	CMBX NA BBB-.6 Index	BBB-/P	79,859	712,000	94,198	5/11/63	300 bp — Monthly	(13,923)
	CMBX NA BBB-.6 Index	BBB-/P	78,422	714,000	94,462	5/11/63	300 bp — Monthly	(15,623)
	CMBX NA BBB-.6 Index	BBB-/P	103,193	732,000	96,844	5/11/63	300 bp — Monthly	6,777
	CMBX NA BBB-.6 Index	BBB-/P	78,850	733,000	96,976	5/11/63	300 bp — Monthly	(17,698)
	CMBX NA BBB-.6 Index	BBB-/P	78,850	733,000	96,976	5/11/63	300 bp — Monthly	(17,698)
	CMBX NA BBB-.6 Index	BBB-/P	89,047	751,000	99,357	5/11/63	300 bp — Monthly	(9,872)
	CMBX NA BBB-.6 Index	BBB-/P	77,823	787,000	104,120	5/11/63	300 bp — Monthly	(25,838)
	CMBX NA BBB-.6 Index	BBB-/P	102,625	821,000	108,618	5/11/63	300 bp — Monthly	(5,514)
	CMBX NA BBB-.6 Index	BBB-/P	83,066	867,000	114,704	5/11/63	300 bp — Monthly	(31,133)
	CMBX NA BBB-.6 Index	BBB-/P	124,021	1,015,000	134,285	5/11/63	300 bp — Monthly	(9,672)
	CMBX NA BBB-.6 Index	BBB-/P	153,737	1,062,000	140,503	5/11/63	300 bp — Monthly	13,854
	CMBX NA BBB-.6 Index	BBB-/P	117,980	1,072,000	141,826	5/11/63	300 bp — Monthly	(23,221)
	CMBX NA BBB-.6 Index	BBB-/P	130,849	1,173,000	155,188	5/11/63	300 bp — Monthly	(23,655)
	CMBX NA BBB-.6 Index	BBB-/P	194,872	1,378,000	182,309	5/11/63	300 bp — Monthly	13,366
	CMBX NA BBB-.6 Index	BBB-/P	133,775	1,411,000	186,675	5/11/63	300 bp — Monthly	(52,077)
	CMBX NA BBB-.6 Index	BBB-/P	188,866	1,524,000	201,625	5/11/63	300 bp — Monthly	(11,870)
	CMBX NA BBB-.6 Index	BBB-/P	151,727	1,574,000	208,240	5/11/63	300 bp — Monthly	(55,595)
	CMBX NA BBB-.6 Index	BBB-/P	197,015	1,785,000	236,156	5/11/63	300 bp — Monthly	(38,099)
	CMBX NA BBB-.6 Index	BBB-/P	313,479	1,966,000	260,102	5/11/63	300 bp — Monthly	54,524
	CMBX NA BBB-.6 Index	BBB-/P	260,606	2,345,000	310,244	5/11/63	300 bp — Monthly	(48,270)
	CMBX NA BBB-.6 Index	BBB-/P	270,691	2,455,000	324,797	5/11/63	300 bp — Monthly	(52,673)
	CMBX NA BBB-.6 Index	BBB-/P	283,809	2,467,000	326,384	5/11/63	300 bp — Monthly	(41,136)
	CMBX NA BBB-.6 Index	BBB-/P	322,766	2,684,000	355,093	5/11/63	300 bp — Monthly	(30,761)
	CMBX NA BBB-.6 Index	BBB-/P	322,766	2,684,000	355,093	5/11/63	300 bp — Monthly	(30,761)
	CMBX NA BBB-.6 Index	BBB-/P	326,047	2,766,000	365,942	5/11/63	300 bp — Monthly	(38,281)
	CMBX NA BBB-.6 Index	BBB-/P	309,169	2,891,000	382,479	5/11/63	300 bp — Monthly	(71,624)
	CMBX NA BBB-.6 Index	BBB-/P	939,015	7,841,000	1,037,364	5/11/63	300 bp — Monthly	(93,775)
	CMBX NA BBB-.6 Index	BBB-/P	1,457,400	8,284,000	1,095,973	5/11/63	300 bp — Monthly	366,259
	CMBX NA BBB-.7 Index	BBB-/P	392	15,000	789	1/17/47	300 bp — Monthly	(388)
	CMBX NA BBB-.7 Index	BBB-/P	93,740	709,000	37,293	1/17/47	300 bp — Monthly	56,860
	CMBX NA BBB-.7 Index	BBB-/P	436,274	3,609,000	189,833	1/17/47	300 bp — Monthly	248,546
	Merrill Lynch International
	CMBX NA A.6 Index	A/P	29,775	2,100,000	47,250	5/11/63	200 bp — Monthly	(16,658)
	CMBX NA BBB-.6 Index	BBB-/P	41,803	370,000	48,951	5/11/63	300 bp — Monthly	(6,932)
	CMBX NA BBB-.6 Index	BBB-/P	116,427	991,000	131,109	5/11/63	300 bp — Monthly	(14,104)
	CMBX NA BBB-.6 Index	BBB-/P	170,644	1,443,000	190,909	5/11/63	300 bp — Monthly	(19,423)
	CMBX NA BBB-.6 Index	BBB-/P	284,572	2,540,000	336,042	5/11/63	300 bp — Monthly	(49,989)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	201,817	1,459,000	193,026	5/11/63	300 bp — Monthly	9,642
	CMBX NA A.6 Index	A/P	—	643,000	14,468	5/11/63	200 bp — Monthly	(14,217)
	CMBX NA A.6 Index	A/P	3,311	1,218,000	27,405	5/11/63	200 bp — Monthly	(23,621)
	CMBX NA BBB-.6 Index	BBB-/P	37,481	329,000	43,527	5/11/63	300 bp — Monthly	(5,854)
	CMBX NA BBB-.6 Index	BBB-/P	60,396	493,000	65,224	5/11/63	300 bp — Monthly	(4,540)
	CMBX NA BBB-.6 Index	BBB-/P	59,702	504,000	66,679	5/11/63	300 bp — Monthly	(6,683)
	CMBX NA BBB-.6 Index	BBB-/P	65,454	556,000	73,559	5/11/63	300 bp — Monthly	(7,780)
	CMBX NA BBB-.6 Index	BBB-/P	66,515	562,000	74,353	5/11/63	300 bp — Monthly	(7,510)
	CMBX NA BBB-.6 Index	BBB-/P	152,224	1,062,000	140,503	5/11/63	300 bp — Monthly	12,341
	CMBX NA BBB-.6 Index	BBB-/P	198,484	1,754,000	232,054	5/11/63	300 bp — Monthly	(32,547)
	CMBX NA BBB-.6 Index	BBB-/P	349,990	2,255,000	298,337	5/11/63	300 bp — Monthly	52,969
	CMBX NA BBB-.6 Index	BBB-/P	301,001	2,484,000	328,633	5/11/63	300 bp — Monthly	(26,183)
	CMBX NA BBB-.6 Index	BBB-/P	388,470	2,584,000	341,863	5/11/63	300 bp — Monthly	48,114
	CMBX NA BBB-.6 Index	BBB-/P	394,816	2,697,000	356,813	5/11/63	300 bp — Monthly	39,576
	CMBX NA BBB-.6 Index	BBB-/P	448,144	3,500,000	463,050	5/11/63	300 bp — Monthly	(12,864)
	CMBX NA BBB-.6 Index	BBB-/P	1,029,223	6,766,000	895,142	5/11/63	300 bp — Monthly	138,028

Upfront premium received			27,895,624		Unrealized appreciation			5,224,655

Upfront premium (paid)			(131)		Unrealized (depreciation)			(2,715,481)

		Total	$27,895,493				Total	$2,509,174
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2019. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/19 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(1,164)	$157,000	$393	1/17/47	(200 bp) — Monthly	$(1,618)
	CMBX NA BB.7 Index	(45,779)	273,000	36,964	1/17/47	(500 bp) — Monthly	(9,080)
	CMBX NA BB.7 Index	(28,902)	177,000	23,966	1/17/47	(500 bp) — Monthly	(5,108)
	CMBX NA BB.9 Index	(142,029)	922,000	140,144	9/17/58	(500 bp) — Monthly	(2,781)
	CMBX NA BB.9 Index	(142,669)	922,000	140,144	9/17/58	(500 bp) — Monthly	(3,422)
	CMBX NA BB.9 Index	(139,805)	908,000	138,016	9/17/58	(500 bp) — Monthly	(2,672)
	CMBX NA BB.9 Index	(71,701)	458,000	69,616	9/17/58	(500 bp) — Monthly	(2,530)
	Credit Suisse International
	CMBX NA BB.10 Index	(123,951)	929,000	116,125	11/17/59	(500 bp) — Monthly	(8,729)
	CMBX NA BB.10 Index	(60,658)	488,000	61,000	11/17/59	(500 bp) — Monthly	342
	CMBX NA BB.7 Index	(118,205)	6,697,000	1,608,619	5/11/63	(500 bp) — Monthly	1,483,903
	CMBX NA BB.7 Index	(609,095)	3,703,000	501,386	1/17/47	(500 bp) — Monthly	(111,309)
	CMBX NA BB.7 Index	(173,028)	938,000	127,005	1/17/47	(500 bp) — Monthly	(46,935)
	CMBX NA BB.9 Index	(226,349)	1,418,000	215,536	9/17/58	(500 bp) — Monthly	(12,191)
	CMBX NA BB.9 Index	(74,905)	488,000	74,176	9/17/58	(500 bp) — Monthly	(729)
	CMBX NA BB.9 Index	(59,440)	386,000	58,672	9/17/58	(500 bp) — Monthly	(1,144)
	CMBX NA BB.9 Index	(36,130)	231,000	35,112	9/17/58	(500 bp) — Monthly	(1,243)
	Goldman Sachs International
	CMBX NA BB.6 Index	(392,011)	3,832,000	920,446	5/11/63	(500 bp) — Monthly	524,710
	CMBX NA BB.7 Index	(241,670)	1,597,000	216,234	1/17/47	(500 bp) — Monthly	(26,989)
	CMBX NA BB.6 Index	(44,124)	302,000	72,540	5/11/63	(500 bp) — Monthly	28,122
	CMBX NA BB.7 Index	(691,993)	3,408,000	461,443	1/17/47	(500 bp) — Monthly	(233,863)
	CMBX NA BB.7 Index	(204,744)	1,211,000	163,969	1/17/47	(500 bp) — Monthly	(41,952)
	CMBX NA BB.7 Index	(194,318)	1,186,000	160,584	1/17/47	(500 bp) — Monthly	(34,887)
	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(112,593)	705,000	95,457	1/17/47	(500 bp) — Monthly	(17,821)
	CMBX NA A.7 Index	(61,347)	2,910,000	7,275	1/17/47	(200 bp) — Monthly	(69,754)
	CMBX NA BB.6 Index	(279,973)	1,931,000	463,826	5/11/63	(500 bp) — Monthly	181,976
	CMBX NA BB.6 Index	(146,989)	1,022,000	245,484	5/11/63	(500 bp) — Monthly	97,501
	CMBX NA BB.6 Index	(111,356)	792,000	190,238	5/11/63	(500 bp) — Monthly	78,112
	CMBX NA BB.6 Index	(70,996)	534,000	128,267	5/11/63	(500 bp) — Monthly	56,752
	CMBX NA BB.7 Index	(914,337)	5,341,000	723,171	1/17/47	(500 bp) — Monthly	(196,358)
	CMBX NA BB.7 Index	(228,669)	1,408,000	190,643	1/17/47	(500 bp) — Monthly	(39,395)
	CMBX NA BB.7 Index	(126,168)	806,000	109,132	1/17/47	(500 bp) — Monthly	(17,819)
	CMBX NA BB.7 Index	(139,307)	774,000	104,800	1/17/47	(500 bp) — Monthly	(35,260)
	CMBX NA BB.7 Index	(99,731)	635,000	85,979	1/17/47	(500 bp) — Monthly	(14,369)
	CMBX NA BB.7 Index	(10,923)	55,000	7,447	1/17/47	(500 bp) — Monthly	(3,529)
	CMBX NA BB.7 Index	(7,670)	39,000	5,281	1/17/47	(500 bp) — Monthly	(2,427)
	CMBX NA BBB-.7 Index	(53,931)	733,000	38,556	1/17/47	(300 bp) — Monthly	(15,803)
	CMBX NA BBB-.7 Index	(53,931)	733,000	38,556	1/17/47	(300 bp) — Monthly	(15,803)
	CMBX NA BBB-.7 Index	(36,867)	408,000	21,461	1/17/47	(300 bp) — Monthly	(15,644)
	Merrill Lynch International
	CMBX NA BB.7 Index	(251,200)	1,448,000	196,059	1/17/47	(500 bp) — Monthly	(56,549)
	CMBX NA BB.9 Index	(144,208)	922,000	140,144	9/17/58	(500 bp) — Monthly	(4,961)
	CMBX NA BB.9 Index	(1,621)	11,000	1,672	9/17/58	(500 bp) — Monthly	41
	CMBX NA BB.9 Index	(879)	6,000	912	9/17/58	(500 bp) — Monthly	28
	CMBX NA BBB-.7 Index	(69,410)	847,000	44,552	1/17/47	(300 bp) — Monthly	(25,352)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(148,658)	1,459,000	76,743	1/17/47	(300 bp) — Monthly	(72,765)
	CMBX NA BBB-.7 Index	(8,255)	130,000	6,838	1/17/47	(300 bp) — Monthly	(1,491)

	Upfront premium received	—				Unrealized appreciation	2,451,487

	Upfront premium (paid)	(6,901,689)				Unrealized (depreciation)	(1,152,282)

	Total	$(6,901,689)				Total	$1,299,205
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2018 January 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,660,819,855.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/19
Short-term investments
	Putnam Short Term Investment Fund*	$235,817,220	$152,495,504	$153,035,893	$1,501,762	$235,276,831

	Total Short-term investments	$235,817,220	$152,495,504	$153,035,893	$1,501,762	$235,276,831
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $4,409,024.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $23,632,831.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $120,971.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $11,274,311.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $578,515,236 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $64,757,760, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $24,384,724 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $23,632,831 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$33,811,000	$—
Corporate bonds and notes	—	418,060,654	—
Mortgage-backed securities	—	604,755,320	—
Municipal bonds and notes	—	3,018,858	—
Purchased options outstanding	—	5,101,355	—
Purchased swap options outstanding	—	58,716,572	—
U.S. government and agency mortgage obligations	—	879,234,535	—
Short-term investments	235,276,831	114,353,184	—

Totals by level	$235,276,831	$2,117,051,478	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$11,217,635	$—	$—
Written options outstanding	—	(7,175,854)	—
Written swap options outstanding	—	(50,494,371)	—
Forward premium swap option contracts	—	(5,394,392)	—
TBA sale commitments	—	(270,290,701)	—
Interest rate swap contracts	—	(2,041,331)	—
Total return swap contracts	—	156,089	—
Credit default contracts	—	(17,185,425)	—

Totals by level	$11,217,635	$(352,425,985)	$—
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$8,218,615	$25,404,040
Interest rate contracts	114,264,586	104,178,883

Total	$122,483,201	$129,582,923
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$489,300,000
Purchased swap option contracts (contract amount)	$4,028,400,000
Written TBA commitment option contracts (contract amount)	$883,800,000
Written swap option contracts (contract amount)	$2,949,200,000
Futures contracts (number of contracts)	4,000
Centrally cleared interest rate swap contracts (notional)	$4,617,300,000
OTC total return swap contracts (notional)	$141,400,000
Centrally cleared total return swap contracts (notional)	$40,400,000
OTC credit default contracts (notional)	$362,300,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: March 28, 2019